As filed with the Securities and Exchange Commission on July 24, 1998

                                     Securities Act Registration No. 333-_____
                               Investment Company Act Registration No. 811-8100

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            STRONG EQUITY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

                                 (414) 359-3400
                        (Area Code and Telephone Number)

                          Stephen J. Shenkenberg, Esq.
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Jane A. Kanter, Esq.
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

Pursuant to Rule 488(a) under the Securities Act of 1933, this Registration Statement will become effective on the thirtieth (30th) day after the date upon which it is filed.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940 by a declaration included on its Form N-1A Registration Statement filed with the Securities and Exchange Commission on October 22, 1993. The Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1997 was filed on or about February 27, 1998. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to shares previously registered on the aforesaid Registration Statement.

                            STRONG EQUITY FUNDS, INC.
                                    FORM N-14
                              Cross Reference Sheet
            Pursuant to Rule 481(a) under the Securities Act of 1933


Item No.                                            Location in Combined Proxy
                                                    Statement and Prospectus
------------------------------------------------------------------------------

Part A

1.   Cover Page                                         Cover Page

2.   Beginning and Outside Back Cover Page              Table of Contents

3.   Synopsis and Risk Factors                          Summary; Risk Considerations

4.   Information About the Transaction                  Summary; 1.  Proposal To Approve or Disapprove the
                                                        Reorganization Agreement; 2. Proposal To Approve
                                                        or Disapprove the Proposed Amendment; Comparison
                                                        of the Small Cap Fund and Growth Fund

5.   Information About the Registrant                   Summary; 1. Proposal To Approve or Disapprove the
                                                        Reorganization Agreement; Additional Information
                                                        About Each Fund

6.   Information About the Company Being Acquired       Summary; 1. Proposal To Approve or Disapprove the
                                                        Reorganization Agreement; 2. Proposal To Approve
                                                        or Disapprove the Proposed Amendment; Additional
                                                        Information About Each Fund

7.   Voting Information                                 Summary; Information Relating to Voting Matters

8.   Interest of Certain Persons and Experts            Information Relating to Voting Matters; Additional
                                                        Information About Each Fund

9.   Additional Information Required for Reoffering     Not Applicable.
     by Persons Deemed to be Underwriters






Part B

10.   Cover Page                                        Cover Page

11.   Table of Contents                                 Cover Page

12.   Additional Information About the Registrant       Incorporation of Documents by Reference in
                                                        Statement of Additional Information

13.   Additional Information About the Company Being    Not Applicable
       Acquired

14.   Financial Statements                              Incorporation   of   Documents   by   Reference  in
                                                        Statement  of  Additional  Information;  Exhibit to
                                                        Statement of Additional Information

Part C

15-17                                                   Information  required to be included in Part C is
                                                        set   forth   under  the appropriate   item,   so
                                                        numbered, in  Part   C  of  this     Registration
                                                        Statement



Dear Shareholder:

Enclosed is a Combined Proxy Statement and Prospectus, which contains important proposals for you to consider. You are eligible to vote on these proposals because you were a shareholder of record of the Strong Small Cap Fund (the "Small Cap Fund") on August 21, 1998.

The Small Cap Fund's Board of Directors has proposed that the Small Cap Fund be reorganized into the Strong Growth Fund (the "Growth Fund"). If shareholders of the Small Cap Fund approve, all of its assets (except a small reserve for liabilities) will be exchanged for an equivalent dollar amount of Growth Fund shares on October 30, 1998. Shareholders would face no tax liability as a result of this exchange.

The Board believes this reorganization will be to investors' benefit. Recently, the Small Cap Fund's performance has lagged that of similar, competitive funds. As a result, investor interest in the Fund has declined. Since last Fall, shareholder redemptions have reduced the Fund's asset base considerably. Given current and foreseeable conditions, we don't anticipate that the Fund will attract significant new assets soon. We expect this small asset base to result in increased expense ratios to operate the Fund.

By reorganizing the Small Cap Fund into the larger Growth Fund, we believe we can provide more efficient operation and better long-term value for investors. The Growth Fund has a similar investment objective and substantially similar investment policies as the Small Cap Fund. In addition, the Growth Fund offers historically superior investment performance and lower expense ratios than the Small Cap Fund. Accordingly, the Board of Directors strongly urges you to vote for the proposed reorganization and for the related proposal to amend the Amended and Restated Articles of Incorporation.

The enclosed materials provide more information about this vote. Please read this information carefully and call us at 1-800-xxx-xxxx if you have any questions. Your vote is important to us, no matter how many shares you own. Please vote your shares early to avoid future mailings.

After you review the enclosed materials, we ask that you vote FOR the proposals related to this reorganization. Please vote for each proposal by completing, dating and signing your proxy card, and mailing it to us today. You also may vote by phone at 1-800-xxx-xxxx, or by Internet at our website at www.strong-funds.com.

Thank you for your support.

Sincerely,

Richard S. Strong
Chairman

                              Questions and Answers

Q.       I'm a small investor.  Why should I bother to vote?

A. Your vote makes a difference. If numerous shareholders just like you fail to vote their proxies, the Small Cap Fund may not receive enough votes to go forward with its meeting. If this happens, we'll need to mail proxies again--a costly proposition for the Small Cap Fund!

Q.       Who gets to vote?

A. Any person who owned shares of the Small Cap Fund on the "record date," which was August 21, 1998, gets to vote--even if the investor later sold the shares. Shareholders are entitled to cast one vote for each Fund share owned on the record date.

Q.       How can I vote?

A.       You can vote in any one of four ways:
         .      Through  the  Internet  at www.strong-funds.com.
         .      By   toll   free   telephone,   call   at 1-800-xxx-xxxx.
         .      By mail, with the enclosed ballot.
         .      In person at the meeting.

We encourage you to vote by Internet or telephone, using the number that appears on your proxy card. These voting methods will save the Small Cap Fund a good deal of money (no return-mail postage!). Whichever method you choose, please take the time to read the full text of our proxy statement before you vote.

Q.       Is it hard to vote by Internet?

A. If you have not yet visited Strong's website -- at www.strong-funds.com -- this is a great opportunity to check it out. Scan our website and, when you're ready, click on the "Proxy Voting" link on our homepage to access www.strong-funds.com (the voting location). If you have problems, please call us at 1-800-xxx-xxxx.

Q.       I plan to vote by mail.  How should I sign my proxy card?

A. If you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match one that appears on the card. You should sign proxy cards for other types of accounts in a way that indicates your authority (for instance, "John Brown, Custodian").

                               [PRELIMINARY COPY]

                           STRONG EQUITY FUNDS, INC. -

                              STRONG SMALL CAP FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

         The Strong Small Cap Fund (the "Small Cap Fund") a series of the Strong Equity Funds, Inc. (the "Corporation") will hold a Special Meeting of Shareholders on Thursday, October 29, 1998, at 8:00 a.m., Central Time. The meeting will be held at 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051. At the meeting, shareholders will be asked to consider and act upon the proposals noted below and to transact any other business properly brought before the meeting.

         PROPOSAL 1. To approve or disapprove an Agreement and Plan of Reorganization by and among the Corporation, on behalf of the Small Cap Fund and the Strong Growth Fund (the "Growth Fund"), and, with respect to certain matters, Strong Capital Management, Inc. and Strong Funds Distributors, Inc., and the transactions contemplated thereby.

         PROPOSAL 2. To approve or disapprove an amendment to the Corporation's Amended and Restated Articles of Incorporation (a) to cancel all of the outstanding shares of the Small Cap Fund and convert them into rights to receive shares of the Growth Fund in accordance with the Reorganization Agreement and (b) to eliminate the Small Cap Fund as a series of the Corporation. Such amendment will be subject to the approval of Proposal 1 above by the Small Cap Fund's shareholders.

         Only shareholders of record at the close of business on August 21, 1998, the record date for this Special Meeting, shall be entitled to vote at the Special Meeting or any adjournments thereof.

                             Your Vote Is Important.
 Please promptly return your proxy card or vote by toll free telephone call (1-800-XXX-XXXX) or at our website (www.strong-funds.com).

--------------------------------------------------------------------------------

As a shareholder of the Small Cap Fund, you are asked to attend the Special Meeting either in person or by proxy. If you are unable to attend, we urge you to complete and return the enclosed proxy card in the enclosed envelope, or vote by toll-free telephone call (1-800-XXX-XXXX) or at our website (www.strong-funds.com). Your prompt vote will help the Small Cap Fund avoid the expense of follow-up solicitations. Voting your shares by proxy will not prevent you from voting your shares in person at the Special Meeting and you may revoke your proxy by advising the Secretary of the Funds in writing (by subsequent proxy or through the website) or by telephone of such revocation at any time before the Special Meeting.

--------------------------------------------------------------------------------
                                            By Order of the Board of Directors,

                                            STEPHEN J. SHENKENBERG
                                            Secretary

Menomonee Falls, Wisconsin
September 4, 1998

                               [PRELIMINARY COPY]
                           STRONG EQUITY FUNDS, INC. --
                               STRONG GROWTH FUND
                              STRONG SMALL CAP FUND

                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                            Telephone: (414) 359-1400
                            Toll Free: (800) 368-3863
                 Device for the Hearing Impaired: (800) 999-2780

                     COMBINED PROXY STATEMENT AND PROSPECTUS
                             Dated September 4, 1998

         This Combined Proxy Statement and Prospectus (the "Proxy Statement") is furnished in connection with the solicitation of proxies by the Board of Directors of the Strong Equity Funds, Inc. (the "Corporation") in connection with the Special Meeting (the "Special Meeting") of Shareholders of the Strong Small Cap Fund (the "Small Cap Fund"), a series of the Corporation, to be held at 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051, on Thursday, October 29, 1998, at 8:00 a.m. Central Time. At the Special Meeting, the shareholders of the Small Cap Fund will be asked to approve or disapprove the following two proposals:

Proposal 1.       an  Agreement  and Plan of  Reorganization,  dated July 24,
                  1998  (the  "Reorganization  Agreement"),  by  and  among  the
                  Corporation,  on behalf  of the Small Cap Fund and the  Strong
                  Growth Fund (the "Growth Fund"),  and, with respect to certain matters,  Strong Capital Management,  Inc. (the "Advisor") and
                  Strong  Funds   Distributors,   Inc.,  and  the   transactions
                  contemplated thereby (the "Reorganization"); and

Proposal 2.       an  amendment  to the  Amended  and  Restated  Articles  of
                  Incorporation of the Corporation (the "Proposed Amendment") required in connection with the Reorganization. Such amendment will be subject to the approval of Proposal 1 above by the Small Cap Fund's shareholders.

         The Corporation is an open-end management investment company consisting of nine investment portfolios, interests in which are represented by separate series of the Corporation's shares. The Small Cap Fund and the Growth Fund (collectively, the "Funds") are two of these portfolios. The Corporation's Directors, including the non-interested Directors, have determined that it is in the best interests of the Small Cap Fund and its shareholders for the Small Cap Fund to be reorganized into the Growth Fund. In making this determination, the Board of Directors considered the small asset size and the lack of expected asset growth of the Small Cap Fund, as well as the problems related to the lack of economies of scale, and concluded that each of these disadvantages would be addressed, to different degrees, by the Reorganization. Further, the Board of Directors concluded that, among other advantages, the Reorganization will provide Small Cap Fund shareholders with an investment vehicle that has the same investment objective and restrictions and substantially similar policies as the Small Cap Fund, and is likely both to reduce the expense ratios affecting Small Cap Fund shareholders and may provide superior investment performance.

         The Reorganization Agreement provides that, on the closing date for the Reorganization (the "Closing Date"), which currently is scheduled to take place on October 30, 1998, substantially all of the property and assets of the Small Cap Fund (except a reserve for certain expenses and liabilities) will be transferred to the Growth Fund. In exchange, the Growth Fund simultaneously will issue its shares ("Growth Fund Shares") to the Small Cap Fund. The Small Cap Fund will then make a liquidating distribution of these Growth Fund Shares to the shareholders of the Small Cap Fund, so that holders of shares of the Small Cap Fund ("Small Cap Fund Shares") on the Closing Date will receive Growth Fund Shares that are equivalent in value to their investments in the Small Cap Fund at the time of the Reorganization.

         In addition, with respect to the Proposed Amendment, the Reorganization Agreement provides that, upon the closing of the Reorganization, (a) all of the outstanding shares of the Small Cap Fund will be canceled and converted into rights to receive the liquidating distribution of Growth Fund Shares, and (b) the Corporation's Amended and Restated Articles of Incorporation will be amended to eliminate the Small Cap Fund as a series of the Corporation. If the shareholders approve the Proposed Amendment but do not approve the Reorganization Agreement, or if for any other reason the Reorganization is not completed, the Proposed Amendment will not go into effect.

         This Proxy Statement provides the information that a shareholder of the Small Cap Fund should know before voting on the Reorganization Agreement (and its associated transactions) and the Proposed Amendment. It should be retained for future reference. The Reorganization Agreement is attached to this Proxy Statement as Exhibit A and is incorporated herein by reference.

     A Prospectus for both the Growth Fund and Small Cap Fund dated May 1, 1998, which describes the investment objectives, program objectives, and policies of the Growth Fund, has previously been provided to all shareholders of the Small Cap Fund. Additional information concerning the Growth Fund and the Small Cap Fund is set forth in the Statement of Additional Information for the Funds, dated May 1, 1998. Moreover, further information concerning the proposed Reorganization is set forth in the Statement of Additional Information, dated September 4, 1998. Each of these documents is on file with the Securities and Exchange Commission ("SEC"), and is available without charge upon request by writing or calling the Corporation at the address and telephone numbers shown on the cover page of this Proxy Statement, or by calling toll-free at (800) 368-3863. The information contained in the Prospectus for each Fund, which has previously been provided to each shareholder of the Small Cap Fund and each of the Statements of Additional Information noted above is incorporated into this Proxy Statement by reference.

         This Proxy Statement is the proxy statement of the Small Cap Fund for the Special Meeting of Shareholders and the Prospectus for the Growth Fund Shares, which are to be issued in connection with the Reorganization.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Proxy Statement. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Corporation, the Small Cap Fund, The Growth Fund, the Adviser, or the Funds' distributor, Strong Funds Distributors, Inc.

Votes required: Proposals 1 and 2 shall be approved by the affirmative vote of a majority of the outstanding Small Cap Fund shares.

                                TABLE OF CONTENTS
                                                                           Page

SUMMARY
         Proposed Reorganization and Reorganization Agreement..............
         Proposed Amendment................................................
         Reasons for Reorganization........................................
         Federal Income Tax Consequences...................................
         Overview of the Small Cap Fund and the Growth Fund................
         Risk Considerations...............................................
1.  PROPOSAL TO APPROVE OR DISAPPROVE THE REORGANIZATION AGREEMENT..........
         Description of the Reorganization Agreement.......................
         Board Consideration...............................................
         Capitalization....................................................
         Federal Income Tax Consequences...................................
         Comparison of the Small Cap Fund and the Growth Fund..............
                  Investment Objectives and Policies.......................
                  Investment Limitations...................................
                  Purchase and Redemption Information, Exchange Privileges,
                    Distributions, Pricing, and Organization...............
                  Other Information........................................
2. PROPOSAL TO APPROVE OR DISAPPROVE THE PROPOSED AMENDMENT.....
         Description of the Proposed Amendment.............................
         Board Consideration...............................................
INFORMATION RELATING TO VOTING MATTERS................................
         General Information...............................................
         Shareholder and Board Approvals...................................
         Appraisal Rights..................................................
         Quorum............................................................
         Annual Meetings...................................................
ADDITIONAL INFORMATION ABOUT EACH FUND.....................................
         Directors and Officers............................................
         Financial Information for the Growth Fund.........................
FINANCIAL STATEMENTS......................................................
OTHER BUSINESS............................................................
SHAREHOLDER INQUIRIES.....................................................

Exhibit A:        Agreement and Plan of Reorganization...................
Exhibit B:        Advisor's Investment Review for the Funds..............
Exhibit C:        Proposed Amendment to Amended and Restated
                  Articles of Incorporation of the Strong
                  Equity Funds, Inc. ....................................

                                     SUMMARY

         This  section  summarizes  key  information   concerning  the  proposed
Reorganization and the Proposed Amendment. More detailed information is contained elsewhere in this Proxy Statement and the Statement of Additional Information hereto, the Prospectus and Statement of Additional Information of the Funds, and the Reorganization Agreement dated July 24, 1998, which is attached to this Proxy Statement as Exhibit A.

Proposed Reorganization And Reorganization Agreement

         Based upon their evaluations of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Corporation's Directors, including all of the non-interested Directors, have determined that the proposed Reorganization is in the best interests of the shareholders of each Fund. The Board of Directors recommends the approval of the Reorganization Agreement by the shareholders of the Small Cap Fund.

         Subject to shareholder approval, the Reorganization Agreement provides for: (a) the transfer to the Growth Fund of substantially all of the property and assets of the Small Cap Fund (except a reserve for certain expenses and liabilities) (the "Small Cap Fund Net Assets") in exchange for Growth Fund Shares equal in value to the Small Cap Fund Net Assets; (b) the distribution of the Growth Fund Shares to the shareholders of the Small Cap Fund in liquidation of the Small Cap Fund; (c) the cancellation of all outstanding Small Cap Fund Shares; and (d) the elimination of the Small Cap Fund as a series of the Corporation.

         If the Reorganization is approved, each shareholder of the Small Cap Fund will become a shareholder of the Growth Fund and, immediately after the closing of the Reorganization, will hold Growth Fund Shares that are equal in value to the shareholder's investment in the Small Cap Fund immediately before the Closing Date with no tax effect to the shareholders. The Reorganization and related transactions will be accomplished on a tax-free basis.

         For further information, see "1. Proposal To Approve or Disapprove the Reorganization Agreement -- Description of the Reorganization Agreement."

Proposed Amendment

         Based upon their evaluation of the information presented to them, and in light of their fiduciary duties, the Directors of the Corporation, including all of the non-interested Directors, have determined that the Corporation's Amended and Restated Articles of Incorporation should be amended in connection with any shareholder approval of the Reorganization Agreement in order: (a) to cancel all of the outstanding shares of the Small Cap Fund and to convert them into rights to receive the liquidating distribution of Growth Fund Shares and
(b) to eliminate the Small Cap Fund as a series of the Corporation. In considering this matter, the Board was advised that the Proposed Amendment is necessary to effect these purposes.

         If the shareholders approve the Proposed Amendment but do not approve the Reorganization Agreement, or if for any other reason the Reorganization is not completed, the Proposed Amendment will not go into effect. Moreover, if shareholders approve the Reorganization but do not approve the Proposed Amendment, the outstanding shares of the Small Cap Fund will not be canceled and automatically converted into rights to receive the liquidating distribution of the Growth Fund Shares.

         For further information, see "2. Proposal To Approve or Disapprove the Proposed Amendment."

Reasons For Reorganization

         In light of certain potential benefits and other factors, the Corporation's Directors, including the non-interested Directors, have determined that it is in the best interests of the Small Cap Fund and its shareholders to reorganize into the Growth Fund. In making this determination, the Board of Directors considered many factors as described more fully below under "Board Consideration." Among other things, the Board considered the Small Cap Fund's relatively poor investment performance, small current size, lack of expected asset growth and likely further decrease in assets, and the resulting problems associated with the Small Cap Fund's inability to achieve sufficient economies of scale. The Board of Directors felt that each of these problems would be addressed to different degrees by the Reorganization.

         In addition, among other advantages, the Corporation's Board of Directors felt that the Reorganization would: (a) provide an investment option that has the same investment objective, identical investment restrictions and substantially similar investment policies and programs as the Small Cap Fund;(b) likely reduce the overall expense ratio for the Small Cap Fund's shareholders; and (c) be a tax-free transaction. The Board of Directors also considered the possible risks and disadvantages of the Reorganization and determined that the Reorganization is likely to provide benefits to the Small Cap Fund and its shareholders that outweigh any possible risks and disadvantages. Finally, the Corporation's Board of Directors concluded that there are no significant risks or disadvantages to the Small Cap Fund or its shareholders from the Reorganization and that the interests of the Small Cap Fund's shareholders would not be diluted.

         Additionally, the Corporation's Board of Directors, in approving the Reorganization, determined that it would be advantageous for the Growth Fund and its current shareholders to acquire substantially all of the assets of the Small Cap Fund in exchange for Growth Fund Shares and that the interests of the Growth Fund's existing shareholders would not be diluted.

Federal Income Tax Consequences

         Counsel for this transaction will issue an opinion as of the Closing Date to the effect that the Reorganization will not give rise to the recognition of income, gain, or loss for federal income tax purposes to the Small Cap Fund, the Growth Fund, or their respective shareholders. See "1. Proposal To Approve or Disapprove the Reorganization Agreement -- Federal Income Tax Consequences."

Overview of the Small Cap Fund and the Growth Fund

         Investment Objectives and Policies. The investment objective and investment restrictions of the Funds are the same and the investment policies and programs are substantially similar. Both Funds seek capital growth. The primary distinctions between the Funds are that: (a) the Small Cap Fund primarily invests in equity securities of small capitalization companies (i.e., companies with capitalization of $2 billion or less at the time of purchase), whereas the Growth Fund may invest in equity securities of any capitalization size; (b) the Growth Fund may invest 35% of its total assets in debt obligations whereas the Small Cap Fund may only invest up to 20% of its net assets in such securities; and (c) the Growth Fund may invest without limitation in cash and short-term fixed income securities when the Advisor determines that market conditions warrant a temporary defensive position whereas the Small Cap Fund is limited in the amount of its total assets (i.e., 20% of its total assets) that can be invested in such instruments under similar circumstances. Under normal conditions, at least 80% of the Small Cap Fund's net assets must be invested in equity securities and at least 65% of it's total assets must be invested in equity securities of small market capitalization companies.

         Attached as Exhibit B to this Proxy Statement are copies of the Advisor's Investment Review for the Growth Fund, which appeared in the Annual Report for the Fund for the fiscal year ended December 31, 1997.

         See "Summary - Risk Considerations" and "Comparison of the Small Cap Fund and the Growth Fund - Investment Objectives and Policies" below for a further description of the similarities and differences between the investment objectives, policies and risks of the Small Cap Fund and the Growth Fund.

         Certain Service Provider Arrangements. The Advisor serves as investment adviser for both Funds. The Advisor began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds. As of June 30, 1998, the Advisor had over $31 billion under management. The Advisor's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of each Fund, is the controlling shareholder of the Advisor. For its services to the Funds, the Advisor is entitled to receive a monthly advisory fee from each Fund, computed on the basis of each Fund's average daily net asset value at the following annual rates:

                                            ADVISORY FEE
                                            (% OF AVERAGE
FUND                                        DAILY NET ASSET VALUE)

Small Cap Fund                              1.00%
Growth Fund                                 1.00%


         The Advisor also serves as transfer agent and dividend disbursing agent for the Funds. In the case of both Funds, the Advisor is compensated based on an annual fee of $21.75 per open account, plus out-of-pocket expenses. The Advisor also receives an annual fee per closed account of $4.20. The fees received and the services provided to the Advisor as transfer agent and dividend disbursing agent are in addition to those received and provided to the Advisor in its capacity as investment adviser to the Funds.
In addition, the Advisor provides certain printing and mailing services for the Funds.

         From time to time, the Funds, directly or indirectly through arrangements with the Advisor, may pay amounts to third parties that provide transfer agent and other administrative services relating to the Funds to persons who beneficially own interests in the Funds. In such cases, the Funds will not pay fees based on the number of beneficial owners at a rate that is greater than the rate the Funds are currently paying the Advisor for providing these services to Fund shareholders.

         Custodial services are provided to the Funds by Firstar Trust Company.

         Strong Funds Distributors, Inc. (the "Distributor"), an indirect subsidiary of the Advisor, serves as the distributor of each Fund's shares. Since the Funds are "no-load" funds, no sales commissions are charged on the purchase or sale of Fund shares. The Distributor bears certain printing costs, advertising, and other costs attributable to the distribution of each Fund's shares.

         Comparative Fee Table: The following table sets forth the current fees and expenses of the Small Cap Fund and the Growth Fund based on the actual expenses incurred by each Fund for the fiscal year ended December 31, 1997. Excluding extraordinary expenses, each Fund's "Total Operating Expenses," as shown in the table below, are consistent with each Fund's current operating expenses. The current fees and expenses of the Growth Fund are expected to remain unchanged as a result of the Reorganization.

                         Annual Fund Operating Expenses
          (As a Percentage of Average Daily Net Assets as of 12/31/97)


                                         SMALL CAP FUND          GROWTH FUND

Management Fees                             1.00%                  1.00%

12b-1 Fees                                  NONE                   NONE

Other Operating Expenses                    0.42%                  0.30%

Total Fund Operating Expenses               1.42%                  1.30%

Example: An investor in the Small Cap Fund or the Growth Fund would pay the following expenses on a $1,000 investment, assuming (a) 5% annual return, and
(b) redemption at the end of the following periods.

                        1 YEAR         3 YEARS          5 YEARS         10 YEARS
Small Cap               $14              $45               $78              $170
Growth Fund             $13              $41               $71              $157

         The Example is based on each Fund's "Total Fund Operating Expenses." The example should not be considered as representative of past or future expenses. Actual expenses may be higher or lower than those shown. The assumption in the Example of 5% annual return is required by regulations of the SEC applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of a Fund's shares.

         Organization and Purchase and Redemption Policies. The Small Cap Fund and Growth Fund are each series of common stock of the Corporation, which is incorporated in Wisconsin. The purchase, redemption, dividend, and other practices and procedures, including exchange rights, of the Funds are identical, as described further below under "Comparison of the Small Cap Fund and the Growth Fund."

Risk Considerations.

         The risks involved in investing in each Fund are in most respects identical, given the similarities in the investment objectives and the types of securities in which each Fund may invest. However, as described below, there is one material difference between the risk factors associated with the Small Cap Fund and the risk factors associated with the Growth Fund.

         The Small Cap Fund must invest at least 65% of its total assets in small capitalization companies. Although the Growth Fund may invest in equity securities of small companies, the Growth Fund is not required to invest any particular percentage of its assets in such companies. While small companies generally have potential for rapid growth, investments in small companies often involve greater risks than investments in larger, more established companies because small companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small companies may be subject to greater and more abrupt price fluctuations. When making large sales of shares of small companies, a fund may have to sell shares at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small company securities.

         Other than as noted above, the main risks of investing in the Small Cap Fund and Growth Fund are virtually identical. For instance, the Funds' major risks are those of investing in the stock market. This means that the Funds may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values fluctuate, when you sell your investment you may receive more or less money than you originally invested. Additionally, the Funds may invest to a limited degree, in foreign securities. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards, and less stringent regulation of securities markets.


                    1. PROPOSAL TO APPROVE OR DISAPPROVE THE
                            REORGANIZATION AGREEMENT

         The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Exhibit A to this Proxy Statement and incorporated herein by reference.

Description Of The Reorganization Agreement.

         The  Reorganization   Agreement  provides  that  at  the  Closing  Date
substantially all of the property and assets of the Small Cap Fund will be transferred to the Growth Fund free and clear of all liens, encumbrances, and claims, except for cash or bank deposits (the "Reserve Account") in an amount necessary: (a) to pay the Small Cap Fund's costs and expenses of carrying out this Agreement (including but not limited to fees of counsel and accountants, any income dividends payable prior to the Closing Date, and expenses of its liquidation and termination as a series of the Corporation contemplated under the Reorganization Agreement); (b) to discharge all of the Small Cap Fund's unpaid liabilities (other than unamortized organizational expenses) on its books and records at the Closing Date; and (c) to pay such contingent liabilities, if any, that the Corporation's Board of Directors shall reasonably deem to exist against the Small Cap Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Small Cap Fund's books. (The property and assets to be transferred to the Growth Fund are referred to herein as the "Small Cap Fund Net Assets.") Upon the satisfaction or other resolution of all such liabilities, costs and expenses, any amount remaining from the Reserve Account will be transferred to the Growth Fund. The Advisor will pay or waive, prior to the Closing Date, all of the remaining unamortized organizational expenses of the Small Cap Fund reflected on the Small Cap Fund's books and records as of the Closing Date.

         In exchange for the transfer to the Growth Fund of the Small Cap Fund Net Assets as described above, the Growth Fund will simultaneously issue at the Closing Date full and fractional Growth Fund Shares to the Small Cap Fund for distribution pro rata by the Small Cap Fund to its then-current shareholders. The number of Growth Fund Shares so issued by the Growth Fund will have an aggregate net asset value equal to the value of the Small Cap Fund Net Assets on the Closing Date.

         Following the close of business on the Closing Date, the Small Cap Fund will distribute pro rata to its shareholders the Growth Fund Shares received by the Small Cap Fund in liquidation of the Small Cap Fund. Each shareholder owning Small Cap Fund Shares at the Closing Date will receive an amount of Growth Fund Shares equal to the value of his or her Small Cap Fund Shares, plus the right to receive any dividends or distributions on the Small Cap Fund Shares that were declared before the Closing Date but that remained unpaid at that time.

         The stock transfer books of the Small Cap Fund will be permanently closed as of the close of business on the day immediately preceding the Closing Date. Redemption requests received thereafter by the Small Cap Fund will be deemed to be redemption requests for Growth Fund Shares. If any Small Cap Fund Shares held by a former Small Cap Fund shareholder are represented by a share certificate, the certificate must be surrendered to the Growth Fund's transfer agent for cancellation, or verification of such certificate's loss and indemnification with respect to such loss must be established, before the Growth Fund Shares issued to the shareholder in the Reorganization can be redeemed or transferred.

         The Reorganization with respect to the Small Cap Fund is subject to a number of conditions, including, among other things: (a) approval of the Reorganization Agreement and the related transactions described in this Proxy Statement by the Small Cap Fund's shareholders; (b) the receipt of certain legal opinions described in Sections 7 and 8 of the Reorganization Agreement (which include a legal opinion that the Growth Fund Shares issued to Small Cap Fund shareholders in accordance with the terms of the Reorganization Agreement will be validly issued, fully paid, and non-assessable, except to the extent provided in Section 180.0622(2)(b) of the Wisconsin Statutes, or any successor provision, and a legal opinion that the Reorganization will not give rise to the recognition of income, gain, or loss for federal income tax purposes to the Small Cap Fund, the Growth Fund, or their respective shareholders); (c) the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement and other matters; and (d) the parties' performance of their respective agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date will be on October 30, 1998, or such other date as is agreed to by the parties.

         The Reorganization Agreement provides that the parties shall each be responsible for the payment of their own expenses incurred in connection with the Reorganization (which expenses include the fees and disbursements of attorneys and auditors, proxy printing, and solicitation expenses) and any related transfer fees and brokerage fees.

         The Reorganization Agreement and the Reorganization may be terminated by the mutual agreement of the Funds. In addition, either Fund may at its option terminate the Reorganization Agreement at or prior to the Closing Date because of: (a) a material breach by the other Fund of any representation, warranty, or agreement contained in the Reorganization Agreement to be performed at or prior to the Closing Date; (b) a condition precedent to the obligations of either Fund which the Corporation's Board of Directors determines has not been met and which reasonably appears will not or cannot be met; or (c) a determination by the Corporation's Board of Directors that the Reorganization, either as a whole or with respect to any Fund, will not be in the best interest of the Corporation, any of the Corporation's series, or its shareholders. In such event, there shall be no liability for damages on the part of either Fund, or the Board of Directors or officers of the Corporation, but each shall bear its own expenses incidental to the preparation and carrying out of the Reorganization Agreement. The Reorganization Agreement provides further that, at any time prior to or after approval of the Reorganization Agreement by the Small Cap Fund's shareholders, the Funds, by written agreement, may amend, modify, or supplement the Reorganization Agreement. The Reorganization Agreement further provides that no such amendment, modification, or supplement may have the effect of changing the provisions for determining the number of Growth Fund Shares to be distributed to Small Cap Fund shareholders under the Reorganization Agreement to the detriment of the Small Cap Fund shareholders, unless the Small Cap Fund shareholders approve such change. However, the Funds may amend the Reorganization Agreement to change the Closing Date or any other provision of the Reorganization Agreement (to the fullest extent permitted by law).

Board Consideration

         Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Corporation's Directors have unanimously determined that the proposed
Reorganization is in the best interest of the Small Cap Fund and its shareholders, and recommends the approval of the Reorganization Agreement by the Small Cap Fund's shareholders at the Special Meeting. The following is a summary of the information that was presented to, and considered by, the Directors in making their determination.

         At a meeting of the Board of Directors of the Funds held on July 24, 1998, the Corporation's Board of Directors considered the proposed
Reorganization. During the course of their review and deliberation, the Directors evaluated the potential benefits and detriments to the Small Cap Fund and its shareholders. The Directors requested and received from the Advisor written materials containing relevant information about the Growth Fund and the proposed Reorganization, including fee structure and expense information, and comparative performance data. The Advisor also provided the Directors with historical asset growth information, comparative expense ratio information, analyses of the benefits to the shareholders of the Small Cap Fund resulting from the proposed Reorganization, and a variety of other information relevant to the consideration of the proposed Reorganization. In this regard, the Board of Directors evaluated the current actual and contractual expense levels of the Growth Fund and compared such expense levels with the current actual and contractual expense levels of the Small Cap Fund and considered the anticipated expenses and charges of the Growth Fund after the Reorganization that would be borne directly and indirectly by the shareholders of the Small Cap Fund. (The Board of Directors noted that the Advisor will waive the obligation of the Small Cap Fund to reimburse the Advisor for all of the Small Cap Fund's unamortized organizational expenses of approximately $17,000, all of which previously were paid by the Advisor.)

         The Board of Directors also considered  other  alternatives  including:
(a) the complete liquidation and dissolution of the Small Cap Fund; and (b) the reorganization of the Small Cap Fund into another one of the Strong Mutual Funds. The Board of Directors carefully considered the advantages and disadvantages of each other alternative. In particular, the Board considered the tax consequences and other effects that each alternative would have on the Small Cap Fund shareholders. However, the alternative that the Board of Directors felt would be most beneficial to the Small Cap Fund shareholders was the reorganization of the Small Cap Fund into an investment company with an identical investment objective and similar investment policies and restrictions.

         The Board of Directors considered the reasons for the proposed Reorganization and the benefits for the shareholders of the Small Cap Fund expected to result from the Reorganization. These benefits include superior investment performance and potential asset growth with resulting economies of scale, such as lower per share expenses. In this regard, the Board specifically considered the fact that the Small Cap Fund's recent performance has significantly lagged that of the Growth Fund, the Russell 2000 Index (the Small Cap Fund's benchmark) and the Lipper Small Cap Index. The Growth Fund's performance, however, has had a consistent track record of solid performance exceeding that of the Small Cap Fund. Additionally, the Board considered the fact that the Small Cap Fund had experienced a significant net decline of more than $55 million in net assets from October 1997 through June 1998 and that its current size and diminishing asset base would likely cause the Small Cap Fund's expense ratio to increase, possibly exacerbating the Fund's subpar performance. The Growth Fund's greater size and lower expense ratio, on the other hand, would enable Small Cap Fund shareholders to realize the benefits of investing in a fund that has achieved consistent economies of scale.

         The Board of Directors considered the compatibility of the Funds. In this regard, the Board noted that, as separate series of the same registered investment company, the two Funds share the same board of directors, articles of incorporation, and by-laws. Additionally, the Board of Directors specifically considered the fact that the investment objectives and investment restrictions of each Fund are identical and that the investment policies of each are substantially similar. Both Funds seek to achieve capital growth by investing primarily in equity securities, although under normal conditions, the Small Cap Fund must invest at least 80% of its net assets in equity securities, whereas the Growth Fund must invest at least 65% of its total assets in equity securities. As a result of this difference, the Small Cap Fund may invest up to 20% of its net assets and the Growth Fund may invest up to 35% of its total assets in debt obligations. Moreover the Board noted that shareholders of the Small Cap Fund are currently subject to potentially more risk than they would be as shareholders of the Growth Fund because the Small Cap Fund must invest at least 65% of its net assets in equity securities of companies that have small market capitalizations. The Growth Fund, by contrast, is not limited in this respect and may purchase equity securities of any capitalization size. The Board of Directors also considered those provisions of the Reorganization Agreement relating to the price of shares to be exchanged.

         The Board of Directors further noted that the Reorganization would result in continuity of investment advisory, transfer agent, and distributor services, since both Funds currently employ the Advisor as investment adviser and transfer agent and the Distributor as distributor. The Board of Directors further noted that the terms of the agreements governing the provision of those services to each of the Funds are the same. The Board of Directors also noted that the purchase, redemption, and shareholder services offered by the Funds are essentially identical, and that, therefore, the Reorganization would result in continuity in the level of such services to the Small Cap Fund's shareholders. The Board of Directors noted further that no sales or other charges would be imposed on any shares of the Growth Fund acquired by shareholders of the Small Cap Fund in connection with the Reorganization and that it was the Growth Fund's intention to remain a "no-load" fund.

         Finally, the Corporation's Board of Directors reviewed the terms of the Reorganization Agreement. The Board of Directors noted that the Small Cap Fund would be provided with an opinion of counsel for the transaction with respect to the tax-free treatment of the Reorganization.

         Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Corporation's Directors unanimously determined that (a) the proposed
Reorganization is in the best interests of the Small Cap Fund and its shareholders and (b) the interests of the Small Cap Fund shareholders will not be diluted as a result of the proposed Reorganization. Consequently, the Board recommended the approval of the Reorganization Agreement by shareholders at the Special Meeting.

         Additionally, the Corporation's Board of Directors considered the proposed Reorganization with respect to the Growth Fund. Based upon their evaluation of the relevant information provided to them, and in light of their fiduciary duties under federal and state law, the Directors unanimously determined that (a) the proposed Reorganization is in the best interests of the Growth Fund and its shareholders and (b) the interests of the existing Growth Fund shareholders will not be diluted as a result of the proposed Reorganization.

Capitalization

         Because the Small Cap Fund will be combined in the Reorganization with the Growth Fund, the total capitalization of the Growth Fund after the Reorganization is expected to be greater than the current capitalization of the Growth Fund. The following table sets forth as of June 30, 1998: (a) the capitalization of the Small Cap Fund; (b) the capitalization of the Growth Fund; and (c) the pro forma capitalization of the Growth Fund as adjusted to reflect the Reorganization. If the Reorganization is consummated, the capitalization of the Growth Fund is likely to be different than that in the table at the Closing Date as a result of daily share purchase and redemption activity in the Small Cap Fund and the Growth Fund.

                                                              PRO FORMA
                           SMALL CAP FUND   GROWTH FUND       COMBINED

Total Net Assets           $137.5 million   $1.693 billion   $1.83 billion
Shares Outstanding          11,131,286       79,529,566       85,988,848
Net Asset Value Per Share  $12.36           $21.30           $21.30

Federal Income Tax Consequences

         Consummation of the Reorganization is subject to the condition that the Funds receive an opinion from counsel, substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by the Reorganization Agreement with respect to the Small Cap Fund and the Growth Fund constitute a tax-free reorganization for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel of representations it shall request of the Corporation.

         The Funds have not sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences to them, including state and local income tax consequences.

         Comparison of the Small Cap Fund and the Growth Fund

     The investment objectives and investment restrictions of both Funds are identical and the investment policies of the Funds are, in many respects, substantially similar. There are, however, some noteworthy differences. The following discussion summarizes some of the more significant similarities and differences in the investment policies of the Funds and is qualified in its entirety by the discussion elsewhere herein, and in the Prospectus and Statement of Additional Information of the Funds, which, as previously noted, is incorporated by reference.

         Investment Objectives and Policies. The investment objectives of the Funds are fundamental, meaning that they may not be changed without a vote of the holders of a majority of the particular Fund's outstanding shares. This section describes certain policies that are common to the Small Cap Fund and the Growth Fund and certain noteworthy differences.

     Although each Fund seeks capital growth, the Small Cap Fund invests primarily in equity securities of companies that have small market capitalizations ($2 billion or less). Under normal market conditions, at least 80% of the Small Cap Fund's net assets must be invested in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, (such as warrants and convertible bonds) and at least 65% of the Small Cap Fund's total assets must be invested in equity securities of small market capitalization companies. In general, smaller-capitalization companies often involve greater risks than investments in established companies. The Small Cap Fund may invest up to 20% of its net assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities.

         The Growth Fund, on the other hand, is not limited to any particular capitalization for the equity securities in which it may invest. Under normal market conditions, the Growth Fund invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. While the emphasis of the Growth Fund is on equity securities, the Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities.

         Each Fund may invest in cash and short-term fixed income securities when the Fund's Advisor determines that market conditions warrant a temporary defensive position; however, the Growth Fund may do so without limitation whereas the Small Cap Fund may do so only with respect to 20% of its net assets.

         Each Fund may invest up to 5% of its net assets in non-investment-grade debt obligations. Additionally, each Fund may invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depositary receipts.

         Each Fund may also invest in fixed and variable-rate obligations, debentures, notes, leases, certificates of deposit, commercial paper, repurchase agreements, banker's acceptances, other short-term fixed income securities, structured investments such as mortgage- and asset- backed securities, loan participation, convertible debt and zero coupon, step-coupon, and pay-in-kind securities. Each Fund may also borrow funds and engage in mortgage dollar roll transactions and reverse repurchase agreements. In order to facilitate portfolio liquidity, each Fund may acquire standby commitments from brokers, dealers, or banks with respect to securities in its portfolio. Each Fund may also invest without limitation in securities purchased on a when-issued or delayed delivery basis.

         Derivative instruments may be used by the Funds for any lawful purpose, including hedging or managing risk. Derivative instruments are securities or agreements the value of which is derived from the value of some underlying asset, for example, securities, reference indexes, or commodities. Options, futures, and options on futures transactions are considered derivative transactions.

         Please see the Prospectus for each Fund for further information concerning each Fund's investment policies and risks.

         Investment Limitations. Neither the Growth Fund nor the Small Cap Fund may change its fundamental investment limitations without the affirmative vote of the holders of a majority of its outstanding shares (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). However, investment limitations which are non-fundamental policies ("non-fundamental" or "operating" policies) of the Funds may be changed by the Corporation's Board of Directors without shareholder approval. The fundamental and non-fundamental investment limitations of the Growth Fund and the Small Cap Fund are identical and are set forth in the Statement of Additional Information with respect to both Funds. Please see the Statement of Additional Information for further information concerning each Fund's investment limitations.

         Purchase and Redemption Information, Exchange Privileges, Distributions, Pricing, and Organization. Each Fund's shares are sold on a continuous basis by the Distributor and may be purchased directly by individuals and institutions or by broker-dealers, financial institutions, or other service providers. Each Fund's shares are sold on a 100% no-load basis, meaning that shares may be purchased, redeemed, and exchanged directly at net asset value without paying a sales charge. Broker-dealers, financial institutions, and other service providers, however, may charge an administrative fee on the purchase or redemption of each Fund's shares. The purchase price for each Fund's shares is the net asset value next determined after the Fund receives the shareholder's request in proper form.

         No sales charge will be imposed on the issuance of Growth Fund Shares in connection with the Reorganization.

         The minimum initial investment for each Fund is $2,500 per account and $250 for UGMA/UTMA Accounts. The minimum initial investment amount is waived for shareholders who enroll in a Fund's Automatic Investment Plan. The minimum subsequent investment for each Fund is $50 per account. Purchase orders for shares of each Fund are effected on any "business day," that is, any day on which the New York Stock Exchange is open for trading. Each Fund offers an automatic investment plan, payroll direct deposit plan, automatic exchange plan, and systematic withdrawal plan in connection with the purchase and redemption of its shares.

         Each Fund's policies, procedures, and restrictions concerning share redemption and exchange, dividend payment, and the determination of net asset value are identical, as set forth in the Prospectus for the Funds. Please refer to that Prospectus for further information on these subjects.

         Other Information. The Corporation is registered as an open-end management investment company under the 1940 Act, and the Small Cap Fund and Growth Fund are two of the Corporation's investment portfolios. Currently, the Corporation offers nine investment portfolios.

         The Corporation is organized as a Wisconsin corporation and, as such, is subject to the provisions of its Articles of Incorporation and Bylaws and to the Wisconsin Business Corporation Law. The attributes of a share of common stock of each Fund are identical.

                    THE DIRECTORS UNANIMOUSLY RECOMMEND THAT
                        SHAREHOLDERS VOTE FOR PROPOSAL 1

                    2. PROPOSAL TO APPROVE OR DISAPPROVE THE
                               PROPOSED AMENDMENT

         Summarized below are the reasons for the Proposed Amendment and the substance of the Proposed Amendment. However, this summary is qualified in its entirety by reference to the Proposed Amendment, a copy of which is attached as Exhibit C to this Proxy Statement and incorporated herein by reference.

Description of the Proposed Amendment

         The  Proposed  Amendment  has  two  purposes  in  connection  with  the
Reorganization: (a) on the Closing Date of the Reorganization, all of the outstanding shares of the Small Cap Fund will be canceled and automatically converted into the right to receive full or fractional Growth Fund Shares with a net asset value equal to the value of the Small Cap Fund Shares, as described in the Reorganization Agreement; and (b) following the Closing Date, the Small Cap Fund will be eliminated as a series of the Corporation. If the shareholders approve the Proposed Amendment but do not approve the Reorganization Agreement, or if for any other reason the Reorganization is not completed, the Proposed Amendment will not go into effect. Moreover, if the shareholders approve the Reorganization but do not approve the Proposed Amendment, the above-stated purposes of the Proposed Amendment in connection with the Reorganization will not be realized.

Board Consideration

         Based on their evaluation of the information presented to them, and in light of their fiduciary duties, the Directors of the Corporation have unanimously determined that the Proposed Amendment is in the best interest of the Small Cap Fund and its shareholders and recommend the approval of the Proposed Amendment at the Special Meeting.

         The Board was advised by counsel that the Proposed Amendment would be necessary, on the Closing Date, to cancel the Small Cap Fund's outstanding shares in connection with the Reorganization of the Small Cap Fund and the distribution of Growth Fund Shares to the Small Cap Fund's shareholders, as contemplated under the Reorganization Agreement, and, following the Reorganization, to eliminate the Small Cap Fund as a series of the Corporation.

              THE DIRECTORS UNANIMOUSLY RECOMMEND THAT SHAREHOLDERS
                               VOTE FOR PROPOSAL 2

                     INFORMATION RELATING TO VOTING MATTERS

General Information

         This Proxy Statement is being furnished in connection with the solicitation of proxies by the Corporation's Board of Directors in connection with the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Funds may also solicit proxies by telephone, telegraph, personal interview or through the Internet. Small Cap Fund shareholders can vote in any one of four ways: (1) through the Internet at www.strong-funds.com; (2) by telephone, with a toll-free call to ____________; (3) by mail, with the enclosed ballot; or (4) in person at the meeting. Any shareholder giving a proxy may revoke it at any time before it is exercised at the Special Meeting by submitting to the Small Cap Fund a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. In addition, a prior proxy can be revoked simply by voting again by toll-free telephone call or at our website.

         Only shareholders of record at the close of business on August 21, 1998, will be entitled to vote at the Special Meeting. On that date there were outstanding and entitled to be voted __________ shares of the Small Cap Fund. Each share or fraction thereof is entitled to one vote or fraction thereof.

         If the accompanying proxy is executed and returned in time for the Special Meeting, or if prior to the Special Meeting you vote your shares by telephone or through the Internet, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting or any adjournment thereof. For information on adjournment of the Special Meeting, see "Quorum" below.

Shareholder and Board Approvals

         The Reorganization Agreement (and the transactions contemplated thereby) and the Proposed Amendment are being submitted at the Special Meeting for approval by the shareholders of the Small Cap Fund. The affirmative vote of the majority of the Small Cap Fund shares voting on the Proposals is required for approval of the Proposals. Abstentions will not be counted as voting and, therefore, will have no impact on the approval of the Proposals.

         The vote of the shareholders of the Growth Fund is not being solicited, because their approval or consent is not required for the Reorganization to be consummated or the Proposed Amendment to be approved.

         The approval of the Reorganization Agreement by the Board of Directors of the Funds is discussed above under "1. Proposal To Approve or Disapprove the Reorganization Agreement -- Board Consideration." The approval of the Proposed Amendment by the Board of Directors of the Small Cap Fund is discussed above under "2. Proposal To Approve or Disapprove the Proposed Amendment--Board Consideration."

         On June 30, 1998, the name, address, and share ownership of the persons who beneficially owned 5% or more of the Small Cap Fund's outstanding shares, and the percentage of shares that would be owned by such persons upon consummation of the Reorganization based upon their holdings and outstanding shares on that date, are as follows:

                              Share Ownership of       Share Ownership of Growth
Name/Address                    Small Cap Fund         Fund after Reorganization

Charles Schwab & Co. Inc.
101 Montgomery Street               11.7%                        0.88%
San Francisco, CA 94104-4122

         On June 30, 1998, the name, address, and share ownership of the persons who beneficially owned 5% or more of the outstanding shares of the Growth Fund and the percentage of shares that would be owned by such persons upon consummation of the Reorganization based upon their holdings and outstanding shares on that date, are as follows:

                              Share Ownership of       Share Ownership of Growth
Name/Address                     Growth Fund           Fund after Reorganization

Charles Schwab & Co. Inc.
101 Montgomery Street               18.5%                        18.5%
San Francisco, CA 94104-4122

         On June 30, 1998, the directors and officers of the Corporation, as a group, owned less than 1% of the outstanding shares of either the Growth Fund or Small Cap Fund.

Quorum

         In the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present at the Special Meeting but sufficient votes to approve the Reorganization Agreement and the transactions contemplated thereby are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares voting on the adjournment. Abstentions will not be counted as voting and, therefore, will have no impact on the approval of any adjournment. If a quorum is present, the persons named as proxies will vote those proxies that they are entitled to vote FOR the Reorganization Agreement in favor of such adjournments, and will vote those proxies required to be voted AGAINST such proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of more than 50% of the outstanding Small Cap Fund Shares. Proxies properly executed and marked with a negative vote or an abstention, or broker non-votes, will be considered to be present at the Special Meeting for the purposes of determining the existence of a quorum for the transaction of business. Broker non-votes exist where a broker proxy indicates that the broker is not authorized to vote on a particular proposal.

Annual Meetings

         The Growth Fund does not presently intend to hold annual meetings of shareholders for the election of directors and other business unless and until such time as less than a majority of the directors holding office have been elected by the shareholders, at which time the directors then in office will call a shareholders' special meeting for the election of directors. Shareholders have the right to call a special meeting of the shareholders to consider any matter on which the shareholders properly may act, provided that such a matter has been requested in writing by the holders of record of 10% or more of the Growth Fund's outstanding shares of common stock entitled to vote on any issue proposed to be considered at the special meeting and upon the payment to the Fund by such shareholders of the reasonable estimated costs of preparing and mailing the notice of the special meeting. To the extent required by law, the Growth Fund will assist in shareholder communications on such matters.

                     ADDITIONAL INFORMATION ABOUT EACH FUND

         The Corporation, the Small Cap Fund and the Growth Fund are each subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, as applicable, and, in accordance with such requirements, file proxy materials, reports, and other information with the SEC. These materials can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at the offices of the Growth Fund listed on the first page hereof, and at the SEC's Regional Offices at 7 World Trade Center, Room 1300, New York, New York 10007, and at the Everett McKinley Dirksen Building, 219 S. Dearborn Street, Room 1204, Chicago, Illinois 60604. Copies of such materials can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C.
20549, at prescribed rates.

Directors and Officers

         The current directors and officers of the Corporation will continue as directors and officers of the Growth Fund following the Reorganization. The Growth Fund and Small Cap Fund are each series of the Corporation. Information concerning such persons is contained in the Statement of Additional Information for the Funds.

Financial Information For the Growth Fund

         Below are financial highlights for the Growth Fund as of the fiscal year ended December 31, 1997. It is based on a single share outstanding through such period. This information is derived from financial statements audited by Coopers & Lybrand L.L.P., independent accountants to the Funds. The data should be read in conjunction with the financial statements, related notes, and Coopers & Lybrand L.L.P.'s report thereon which are included in the Annual Report incorporated by reference in the Statement of Additional Information to the Proxy Statement, dated September 4, 1998.

                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS


Per Share Data and
Ratios for a Share
Outstanding Throughout
the Period Indicated:

                                  1997                1996               1995               1994
                                  ----                ----               ----               ----

Net asset value,
 Beginning of period              $18.50              $15.88             $11.61             $10.00

Income from Investment
 Operations:

Net Investment Income (Loss)
                                  (0.08)              (0.03)             (0.04)             --

Net Gains or (Losses)             3.41                3.13               4.79               1.72
 on Securities (both
 realized and unrealized)

Total From Investment             3.33                3.10               4.75               1.72
 Operations



In Excess of Net                  --                  (0.02)             (0.03)             (0.11)
 Investment Income

From Net Realized Gains           (2.70)              (0.46)             (0.16)             --

In Excess of Net Realized Gains   (0.82)              --                 (0.29)             --

Total Distributions               (3.52)              (0.48)             (0.48)             (0.11)

Net Asset Value,                  $18.31              $18.50             $15.88             $11.61
End of Period

Total Return:                     +19.1%              +19.5%             +41.0%             +17.3%

Net Assets, End                   $1,597              $1,308             $643               $106
of Period (In Millions)

Ratio of Expenses                 1.3%                1.3%               1.4%               1.6%
to Average Net Assets

Ratio of Net Investment           (0.5%)              (0.2%)             (0.5%)             (0.1%)
Income to Average Net Assets

Portfolio Turnover Rate           295.7%              294.9%             321.2%             385.8%

         Inception date is December 31, 1993. Total return and portfolio turnover rate are not annualized.

         Information included in this Proxy Statement concerning the Small Cap Fund was provided by the Small Cap Fund and the Advisor. Information included in this Proxy Statement concerning the Growth Fund was provided by the Growth Fund and the Advisor.

                              FINANCIAL STATEMENTS

         The financial statements and financial highlights for each Fund for the fiscal year ended December 31, 1997 which are included in the Prospectus and Statement of Additional Information for the Funds and in the Proxy Statement and the Statement of Additional Information related thereto, have been audited by Coopers & Lybrand L.L.P., independent accountants, to the extent indicated in its reports thereon. The financial statements and financial highlights audited by Coopers & Lybrand L.L.P. and included in such Prospectus, Proxy Statement and Statements of Additional Information have been included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                                 OTHER BUSINESS

         The Board of Directors of the Corporation knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.


                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to the Small Cap Fund in writing at the address on the cover page of this Proxy Statement or by telephoning 1-800-368-3863.

                                      * * *

Shareholders who do not expect to be present at the Special Meeting are urged to date and sign the enclosed Proxy and promptly return it in the enclosed envelope which is addressed for your convenience and needs no postage if mailed in the United States or vote by toll-free telephone call or at our website. In order to avoid the expense of further solicitation, we ask your cooperation in voting promptly.

                       By Order of the Board of Directors


                                                     Stephen J. Shenkenberg
                                                     Secretary

Menomonee Falls, Wisconsin
September 4, 1998

                                    EXHIBIT A


                      AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 24th day of July, 1998, by and between the Strong Small Cap Fund (the "Acquired Fund") and the Strong Growth Fund (the "Acquiring Fund"). The Acquired Fund and the Acquiring Fund are both series of the Strong Equity Funds, Inc. (the "Corporation"), a Wisconsin corporation. It is understood that the Corporation is acting on behalf of both the Acquired Fund and the Acquiring Fund and that the Corporation is hereby undertaking the requirements imposed on each series by this Agreement. (The Acquiring Fund and the Acquired Fund are sometimes referred to collectively as the "Funds" and individually as a "Fund".)

         This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization ("Reorganization") will consist of the transfer of substantially all of the property, assets, and goodwill of the Acquired Fund to the Acquiring Fund in exchange solely for shares of the voting common stock of the Acquiring Fund ("Acquiring Fund Shares"), followed by the distribution by the Acquired Fund, on or promptly after the Closing Date, as defined herein, of the Acquiring Fund Shares to the shareholders of the Acquired Fund, the cancellation of all of the outstanding shares of the Acquired Fund ("Acquired Fund Shares") pursuant to an amendment of the Acquired Fund's Amended and Restated Articles of Incorporation, and the liquidation of the Acquired Fund and the termination of the Acquired Fund as a series of Corporation as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

                   1.1 No later than the time of the closing of the Reorganization as provided in Section 3.1 of this Agreement (the "Closing Time") on the Closing Date, the Acquired Fund shall transfer substantially all of its property and assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, claims, cash, cash equivalents, deferred or prepaid expenses shown as assets on the Acquired Fund's books, goodwill and intangible property, books and records, and other assets), as set forth in the statement of assets and liabilities referred to in Section 8.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens, encumbrances, and claims, except for cash or bank deposits in an amount necessary: (a) to pay its costs and expenses of carrying out this Agreement (including but not limited to fees of counsel and independent accountants, any income dividends payable prior to the Closing Date, and expenses of its liquidation and termination as a series of the Corporation contemplated hereunder); (b) to discharge all of the unpaid liabilities (other than any unamortized organizational expenses) reflected on its books and records at the Closing Date; and (c) to pay such contingent liabilities, if any, as the Board of Directors of the Corporation shall reasonably deem to exist against the Acquired Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Acquired Fund's books. Any unspent portion of such cash or bank deposits retained shall be delivered to the Acquiring Fund upon the satisfaction of all of the foregoing liabilities, costs, and expenses of the Acquired Fund. (The property and assets to be transferred to the Acquiring Fund under this Agreement are referred to herein as the "Acquired Fund Net Assets".) In exchange for the transfer of the Acquired Fund Net Assets, the Acquiring Fund shall deliver to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders as of the close of business on the Closing Date, a number of the Acquiring Fund Shares having an aggregate net asset value equal to the value of the Acquired Fund Net Assets, all determined as provided in Section 2 of this Agreement and as of the date and time specified therein.

                   1.2 The Acquired Fund reserves the right to purchase or sell any of its portfolio securities prior to the Closing Date, except to the extent such purchases or sales may be limited by the representations made in connection with issuance of the tax opinion described in Section 8.9. hereof.

                   1.3 On or promptly after the Closing Date, the Acquired Fund shall liquidate and distribute pro rata to its shareholders of record at the Closing Time on the Closing Date (the "Acquired Fund Shareholders") the Acquiring Fund Shares received by the Acquired Fund pursuant to Section 1.1 of this Agreement. (The date of such liquidation and distribution is referred to as the "Liquidation Date.") In addition, each Acquired Fund Shareholder shall have the right to receive any dividends or other distributions that were declared prior to the Closing Date, but unpaid at that time, with respect to the Acquired Fund Shares that are held by such Acquired Fund Shareholders on the Closing Date. Such liquidation and distribution shall be accomplished by Strong Capital Management, Inc. ("SCM"), in its capacity as transfer agent for the Acquiring Fund, opening accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and transferring to each such Acquired Fund Shareholder account the pro rata number of the Acquiring Fund Shares due each such Acquired Fund Shareholder from the Acquiring Fund Shares then credited to the account of the Acquired Fund on the Acquiring Fund's books and records. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange, except in accordance with the procedures set forth in the Corporation's current Prospectus and Statement of Additional Information or as provided in Section 1.4 hereof.

                   1.4 The Acquired Fund Shareholders holding certificates representing their ownership of Acquired Fund Shares may be requested to surrender such certificates or deliver an affidavit with respect to lost certificates, in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to the Acquired Fund prior to the Closing Date. On the Closing Date, any Acquired Fund Share certificates that remain outstanding shall be deemed to be canceled. Corporation's transfer books with respect to the Acquired Fund shall be closed permanently as of the close of business on the day immediately prior to the Closing Date. All unsurrendered Acquired Fund Share certificates shall no longer evidence ownership of common stock of the Acquired Fund and shall be deemed for all corporate purposes to evidence ownership of the number of Acquiring Fund Shares into which the Acquired Fund Shares were effectively converted. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered to the Acquiring Fund, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to such Acquiring Fund Shares shall be paid to the holders of such certificate(s), but such Shareholders may not redeem or transfer Acquiring Fund Shares received in the Reorganization with respect to unsurrendered Acquired Fund Share certificates.

                   1.5 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

                   1.6 As soon as practicable following the Liquidation Date, the Corporation shall take all steps necessary to terminate the existence of the Acquired Fund as a series of the Corporation.

 2.     VALUATION

                   2.1 The net asset value of the Acquiring Fund Shares and the value of the Acquired Fund Net Assets shall in each case be determined as of the close of regular trading on the New York Stock Exchange ("NYSE") and after the declaration of any dividends on the Closing Date, unless on such date (a) the NYSE is not open for unrestricted trading or (b) the reporting of trading on the NYSE or elsewhere is disrupted or (c) any other extraordinary financial event or market condition occurs (all such events described in (a), (b) and (c) are each referred to as a "Market Disruption"). The net asset value per share of Acquiring Fund Shares shall be computed in accordance with the policies and procedures set forth in the then-current Prospectus and Statement of Additional Information of the Corporation with respect to the Acquiring Fund and shall be computed to not fewer than two (2) decimal places. The value of the Acquired Fund Net Assets shall be computed in accordance with the policies and procedures set forth in the then-current Prospectus and Statement of Additional Information of the Corporation with respect to the Acquired Fund.

                   2.2 In the event of a Market Disruption on the proposed Closing Date so that accurate appraisal of the net asset value of the Acquiring Fund or the value of the Acquired Fund Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

                   2.3 The number of Acquiring Fund Shares to be issued (including fractional shares) in exchange for the Acquired Fund Net Assets shall be determined by dividing the value of the Acquired Fund Net Assets by the Acquiring Fund's net asset value per share, both as determined in accordance with Section 2.1 of this Agreement.

                   2.4 All computations of value regarding the Funds shall be provided by SCM and shall be certified by the Treasurer for the Corporation.

 3.     CLOSING AND CLOSING DATE

                   3.1 The Closing Date shall be October 30, 1998 or such later date as the parties may agree. The Closing Time shall be at 3:30 P.M., Central Time. The Closing shall be held at the offices of SCM, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051, or at such other time and/or place as the parties may agree.

                   3.2 Portfolio securities that are not held in book-entry form (together with cash or other assets) shall be transferred or delivered, as appropriate, by Firstar Trust Company (the "Custodian") or its agents or nominees from the Acquired Fund's account with the Custodian to the account of the Acquiring Fund on the Closing Date, in accordance with applicable custody provisions under the Investment Company Act of 1940, as amended ("1940 Act"), and, as appropriate, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof. Such portfolio securities shall be accompanied by any necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities held of record by the Custodian or its agents or nominees in book-entry form on behalf of the Acquired Fund shall be transferred to the Acquiring Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records and those of its agents and nominees. Any cash of the Acquired Fund delivered on the Closing Date shall be in any form as is reasonably directed by the Acquiring Fund and shall be delivered on the Closing Date by the Custodian crediting the Acquiring Fund's account maintained with the Custodian with immediately available funds.

                   3.3 If any of the Acquired Fund Net Assets, for any reason, are not transferred on the Closing Date, the Acquired Fund shall cause the Acquired Fund Net Assets to be transferred to the Acquiring Fund in accordance with this Agreement at the earliest practicable date thereafter.

                   3.4 SCM, in its capacity as transfer agent for the Acquired Fund, shall deliver to the Acquiring Fund at the Closing Time a list of the names, addresses, federal taxpayer identification numbers, and backup withholding and nonresident alien withholding status of Acquired Fund Shareholders and the number and aggregate net asset value of outstanding shares of common stock of the Acquired Fund owned by each such Acquired Fund Shareholder, all as of the close of regular trading on the NYSE on the Closing Date, certified by an appropriate officer of SCM (the "Shareholder List"). SCM, in its capacity as transfer agent for the Acquiring Fund, shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited to each Acquired Fund Shareholder on the Liquidation Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to each Acquired Fund Shareholder's account on the books of the Acquiring Fund. At the Closing, each Fund shall deliver to the other Fund such bills of sale, checks, assignments, certificates, receipts, or other documents as the other Fund or its counsel may reasonably request.

 4.     REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND

         The Acquired Fund represents and warrants to the Acquiring Fund as follows:

                   4.1 The Acquired Fund is a duly organized series of the Corporation, which is a corporation duly organized, validly existing, and in "good standing" under the laws of the State of Wisconsin (meaning it has filed its most recent annual report and has not filed articles of dissolution) and has the power to own all of its properties and assets and, subject to approval of the Acquired Fund Shareholders, to perform its obligations under this Agreement and to consummate the transactions contemplated by this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. The Acquired Fund has all necessary federal, state, and local authorizations, consents, and approvals required, to own all of its properties and assets and to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

                    4.2 The Corporation is a registered investment company classified as a management company of the open-end diversified type and its registration with the SEC as an investment company under the 1940 Act, is in full force and effect. The Acquired Fund is a separate series of the Corporation for purposes of the 1940 Act.

                   4.3 The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Corporation's Board of Directors on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund, subject to the approval of the Acquired Fund Shareholders, enforceable in accordance with the terms of this Agreement, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general Corporation principles.

                   4.4 The Acquired Fund is not, and the execution, delivery, and performance of this Agreement by the Acquired Fund will not result in violation of any provision of the Amended and Restated Articles of Incorporation or By-Laws of the Corporation or of any agreement, indenture, instrument, contract, lease, or other arrangement or undertaking to which the Acquired Fund is a party or by which it is bound.

                   4.5 The Acquired Fund has elected to be treated as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, has qualified as a RIC and has been eligible to and has computed its federal income tax under Section 852 of the Code for each taxable year of its operations, and will continue to so qualify as a RIC and be eligible to and compute its income tax as of the Closing Date and with respect to its final taxable year ending upon its liquidation, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date.

                   4.6 The financial statements of the Acquired Fund for the fiscal years ended December 31, 1997 and 1996, (which were audited by the independent accountants), present fairly the financial position of the Acquired Fund as of the date indicated and the results of its operations and changes in net assets for the respective stated periods (in accordance with
generally   accepted   accounting   principles   ("GAAP") consistently applied).

                   4.7 The Prospectus of the Corporation with respect to the Acquired Fund, dated May 1, 1998, and the corresponding Statement of Additional Information, dated May 1, 1998 and any supplements thereto, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new Prospectus or Statement of Additional Information of the Corporation with respect to the Acquired Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to the Acquiring Fund promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                   4.8 No material legal or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to its knowledge, threatened as to the Acquired Fund or any of its properties or assets. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings. The Acquired Fund is not party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                   4.9 The Corporation has furnished the Acquiring Fund with copies or descriptions of all agreements or other arrangements to which the Corporation, on behalf of the Acquired Fund, is a party. The Corporation with respect to the Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated by the Corporation with respect to the Acquired Fund in accordance with its terms at or prior to the Closing Date.

                   4.10 The Acquired Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.6 hereof and those incurred in the ordinary course of business as a series of an investment company since the dates of those financial statements. On the Closing Date, the Corporation shall advise the Acquiring Fund in writing of all of the Acquired Fund's known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

                   4.11 Since December 31, 1997, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business, other than those that have been fully disclosed to the Acquiring Fund.

                   4.12 At the date hereof and by the Closing Date, all federal, state, and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished and shall be correct in all material respects, or extensions concerning such tax returns and reports shall have been obtained, and all federal, state, and other taxes, interest, and penalties shall have been paid so far as due, or adequate provision shall have been made on the Acquired Fund's books for the payment thereof, and to the best of the Acquired Fund's knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

                   4.13 At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund Net Assets, and subject to approval by the Acquired Fund Shareholders, full right, power and authority to sell, assign, transfer, and deliver such assets hereunder, and upon delivery and in payment for such assets, the Acquiring Fund will acquire good and marketable title thereto subject to no liens or encumbrances of any nature whatsoever or restrictions on the ownership or transfer thereof, except (a) such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto, or (b) such restrictions as might arise under federal or state securities laws or the rules and regulations thereunder.

                   4.14 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the federal or state securities laws or the rules and regulations thereunder.

                   4.15 The Combined Proxy Statement/Prospectus of the Funds referred to in Section 6.7 hereof (the "Proxy Statement/Prospectus") and any Prospectus or Statement of Additional Information of the Corporation with respect to the Acquired Fund contained or incorporated by reference into the Form N-14 Registration Statement, and referred to in Section 6.7 hereof, any supplement or amendment to such documents on the effective and clearance dates of the Form N-14 Registration Statement, on the date of the Special Meeting of Acquired Fund Shareholders, and on the Closing Date and only insofar as such Proxy Statement/Prospectus and the Prospectus and Statement of Additional Information relate to the Acquired Fund or the transactions contemplated by this Agreement and is based on information furnished by the Acquired Fund for inclusion therein: (a) shall comply in all material respects with the provisions of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, the rules and regulations thereunder, and all other applicable federal securities laws and rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which such statements were made, not misleading.

                   4.16 All of the issued and outstanding shares of common stock of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable, except to the extent provided in Section 180.0622(2)(b) of the Wisconsin Statutes, or any successor provision, which provides that shareholders of a corporation organized under Chapter 180 of the Wisconsin Statutes may be assessed up to the par value of their shares to satisfy the obligations of such corporation to its employees for services rendered, but not exceeding six months in the case of any individual employee. All of the issued and outstanding shares of common stock of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List.

                   4.17 All of the issued and outstanding shares of common stock of the Acquired Fund have been offered for sale and sold in conformity, in all material respects, with all applicable federal and state securities laws, including the registration or exemption from registration of such shares, except as may have been previously disclosed in writing to the Acquiring Fund.

                    4.18 The Acquired Fund is not under the jurisdiction of a Court in Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

                   4.19 All information to be furnished by the Acquired Fund for use in preparing any application for orders, the Form N-14 Registration Statement referred to in Section 6.7 hereof, and the Proxy Statement/Prospectus to be included in the Form N-14 Registration Statement, proxy materials, and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                   4.20 There is no intercorporate indebtedness existing between the Acquired Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

                   4.21 The Acquired Fund has valued and will continue to value its portfolio securities and other assets in material compliance with all applicable legal requirements.

 5.     REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND

         The Acquiring Fund represents and warrants to the Acquired Fund as follows:

                   5.1 The Acquiring Fund is a duly organized series of the Corporation, which is a corporation duly organized, validly existing, and in "good standing" under the laws of the State of Wisconsin (meaning it has filed its most recent annual report and has not filed articles of dissolution) and has the power to own all of its properties and assets and to perform its obligations under this Agreement and to consummate the transactions contemplated herein. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquiring Fund has all necessary federal, state, and local authorizations, consents, and approvals required to own all of its properties and assets and to carry on its business as now being conducted and to consummate the transactions contemplated herein.

                    5.2 The Corporation is a registered investment company classified as a management company of the open-end diversified type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is a separate series of the Corporation for purposes of the 1940 Act.

                   5.3 The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Corporation's Board of Directors on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with the terms of this Agreement, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general Corporation principles.

                   5.4 The Acquiring Fund is not, and the execution, delivery, and performance of this Agreement by the Acquiring Fund will not result in violation of any provisions of the Amended and Restated Articles of Incorporation or By-Laws of the Acquiring Fund or of any agreement, indenture, instrument, contract, lease, or other arrangement or undertaking to which the Acquiring Fund is a party or by which it is bound.

                   5.5 The Acquiring Fund has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, has qualified as a RIC and has been eligible to and has computed its federal income tax under Section 852 of the Code for each taxable year since its inception, and will so qualify as a RIC and be eligible to and compute its income tax for its taxable year, including the Closing Date, in accordance with those provisions applicable to RICs.

                   5.6 The financial statements of the Acquiring Fund, for the fiscal year ended December 31, 1997, and each of the previous two fiscal years (which were audited by the independent accountants), present fairly the financial position of the Acquiring Fund as of the dates indicated and the results of its operations and changes in net assets for the respective stated periods (in accordance with GAAP consistently applied).

                   5.7 The Prospectus of the Corporation with respect to the Acquiring Fund, dated May 1, 1998, and the corresponding Statement of Additional Information, dated May 1, 1998 and any supplements thereto, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new Prospectus or Statement of Additional Information of the Corporation with respect to the Acquiring Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to the Acquired Fund promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                   5.8 No material legal or administrative proceeding, or investigation of or before any court or governmental body is currently pending or, to its knowledge, threatened as to the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings. The Acquiring Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated.

          5.9 The Acquiring Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5.6 hereof and those incurred in the ordinary course of business as a series of an investment company since the date of those financial statements. On the Closing Date, the Acquiring Fund shall advise the Acquired Fund in writing of all of the Acquiring Fund's known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

                   5.10 Since December 31, 1997, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

                   5.11 At the date hereof and by the Closing Date, all federal, state, and other tax returns and reports, including information returns and payee statements, of the Acquiring Fund required by law to have been filed or furnished and shall be correct in all material respects, by such dates shall have been filed or furnished or extensions concerning such tax returns and reports shall have been obtained, and all federal, state, and other taxes, interest, and penalties shall have been paid so far as due, or adequate provision shall have been made on the Acquiring Fund's books for the payment thereof, and to the best of the Acquiring Fund's knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

                   5.12 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the Securities Act of 1933 (the "1933 Act"), or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

                   5.13 The Form N-14 Registration Statement and the Proxy Statement/Prospectus referred to in Section 6.7 hereof (other than the portions of such documents based on written information furnished by the Acquired Fund for inclusion or incorporation by reference therein as covered by the Acquired Fund's warranty in Section 4.15 and 4.19 hereof) and any Prospectus or Statement of Additional Information of the Corporation with respect to the Acquiring Fund contained or incorporated therein by reference, and any supplement or amendment to the Form N-14 Registration Statement or any such Prospectus or Statement of Additional Information, on the effective and clearance dates of the Form N-14 Registration Statement, on the date of the Special Meeting of the Acquired Fund Shareholders, and on the Closing Date and only insofar as such Proxy Statement/Prospectus and the Prospectus and Statement of Additional Information relate to the Acquiring Fund or the transactions contemplated by this Agreement and is based on information furnished by the Acquiring Fund for inclusion therein: (a) shall comply in all material respects with the provisions of the 1934 Act, the 1940 Act, the rules and regulations thereunder, and all other applicable federal securities laws and the rules and regulations thereunder; and
(b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

                   5.14 All of the issued and outstanding shares of common stock of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable, except to the extent provided in Section 180.0622(2)(b) of the Wisconsin Statutes (which is summarized in Section 4.16 of this Agreement), or any successor provision.

                   5.15 All of the issued and outstanding shares of common stock of the Acquiring Fund have been offered for sale and sold in conformity, in all material respects, with all applicable federal and state securities laws, including the registration or exemption from registration of such shares, except as may previously have been disclosed in writing to the Acquired Fund.

                   5.16 The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of common stock of the Acquiring Fund, will be fully paid and nonassessable by the Acquiring Fund, except to the extent provided in Section 180.0622(2)(b) of the Wisconsin
Statutes (which is summarized in Section 4.16 of this Agreement), or any successor provision, and will be duly registered in conformity with all applicable federal securities laws, and no shareholder of the Acquiring Fund shall have any option, warrant, or preemptive right of subscription or purchase with respect thereto.

                    5.17 The Acquiring Fund is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

                   5.18 All information to be furnished by the Acquiring Fund to the Acquired Fund for use in preparing the Proxy Statement/Prospectus, and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

                   5.19 There is no intercorporate indebtedness existing between the Acquired Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

                   5.20 The Acquiring Fund does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any stock of the Acquired Fund.

                   5.21 The Acquiring Fund has valued and will continue to value its portfolio securities and other assets in material compliance with all applicable legal requirements.

 6.     COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

                   6.1 Except as expressly contemplated herein to the contrary, each Fund shall operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distribution necessary or desirable to avoid federal income or excise taxes.

                   6.2 After the effective date of the Form N-14 Registration Statement referred to in Section 6.7 hereof, and before the Closing Date and as a condition thereto, the Board of Directors of the Corporation on behalf of the Acquired Fund shall call, and Corporation shall hold, a Special Meeting of the Acquired Fund Shareholders to consider and vote upon this Agreement and the transactions contemplated hereby (including the amendment of the Corporation's Amended and Restated Articles of Incorporation to cancel all of the Acquired Fund's outstanding shares, effective as of the Closing) and the Corporation with respect to the Acquired Fund and the Acquiring Fund shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.

                   6.3 The Acquired Fund covenants that it shall not sell or otherwise dispose of any of the Acquiring Fund Shares to be received in the transactions contemplated herein, except in distribution to the Acquired Fund Shareholders as contemplated herein.

                   6.4 The Acquired Fund shall provide such information within its possession or reasonably obtainable as the Acquiring Fund may reasonably request concerning the beneficial ownership of the Acquired Fund Shares.

                   6.5  Subject  to  the  provisions  of  this  Agreement,   the
Acquiring Fund and the Acquired Fund shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate the transactions contemplated by this Agreement.

                   6.6 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date the Statement of the Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by the Corporation's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within forty-five (45) days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, which statement shall be certified by the Treasurer or Assistant Treasurer of the Corporation. The Acquired Fund covenants that the Acquired Fund has no earnings and profits that were accumulated by it or any acquired entity during a taxable year when it or such entity did not qualify as a RIC under the Code or, if it has such earnings and profits, shall distribute them to its shareholders prior to the Closing Date.

                   6.7 The Corporation on behalf of the Acquiring Fund shall prepare and file with the SEC a Registration Statement on Form N-14 (the "Form N-14 Registration Statement"), which shall include the Proxy Statement/Prospectus, as promptly as practicable in connection with the issuance of the Acquiring Fund Shares and the holding of the Special Meeting of the Acquired Fund Shareholders to consider approval of this Agreement as contemplated herein and transactions contemplated thereunder. The Acquiring Fund shall prepare any pro forma financial statement that may be required under applicable law to be included in the Form N-14 Registration Statement. The Acquired Fund shall provide the Acquiring Fund with all information about the Acquired Fund that is necessary to prepare the pro forma financial statements. The Funds shall cooperate with each other and shall furnish each other with any information relating to itself that is required by the 1933 Act, the 1934 Act, and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, to be included in the Form N-14 Registration Statement and the Proxy Statement/Prospectus.

                   6.8 The Acquired Fund shall deliver to the Acquiring Fund at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of the Acquired Fund delivered to the Acquiring Fund in accordance with the terms of this Agreement.

 7.     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

         The obligations of the Acquired Fund hereunder shall be subject to the following conditions precedent provided, however, that the Acquired Fund may, at its option, waive compliance with any conditions precedent other than those in Sections 7.1, 7.8, 7.11 and 7.15.

                   7.1 This agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Directors of the Corporation on behalf of the Acquiring Fund in the manner required by Corporation's Amended and Restated Articles of Incorporation and applicable law, and this Agreement, the transactions contemplated by this Agreement, and the proposed amendment to Corporation's Amended and Restated Articles of Incorporation described in
Section 6.2 hereof shall have been approved by the Acquired Fund Shareholders in the manner required by the Corporation's Articles of Incorporation and By-Laws and applicable law.

                   7.2 As of the Closing Date, there shall have been no material adverse change in the financial position, assets, or liabilities of the Acquiring Fund since the dates of the financial statements referred to in
Section 5.6 of this Agreement. For purposes of this Section 7.2, a decline in the net asset value per share of the Acquiring Fund due to the effect of normal market conditions on liquid securities shall not constitute a material adverse change.

                   7.3 All representations and warranties of Corporation or the Acquiring Fund made in this Agreement, except as they may be affected by the transactions contemplated by this Agreement, shall be true and correct in all material respects as if made at and as of the Closing Date.

                   7.4 The Corporation and the Acquiring Fund shall have performed and complied in all material respects with their obligations, agreements, and covenants required by this Agreement to be performed or complied with by each of them prior to or at the Closing Date.

                   7.5 The Acquiring Fund shall have furnished the Acquired Fund at the Closing Date with a certificate or certificates of any of its Vice Presidents and/or Treasurer as of the Closing Date to the effect that the conditions precedent set forth in the Sections 7.2, 7.3, 7.4, 7.10 and 7.15 hereof have been fulfilled.

                   7.6 The Acquired Fund shall have received a legal opinion or opinions from counsel, in form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that: (a) the Acquiring Fund is a duly organized series of Corporation, which is a corporation that is duly organized and validly existing under the laws of the State of Wisconsin; (b) the shares of the Acquiring Fund issued and outstanding at the Closing Date are duly authorized, validly issued, fully paid, and non-assessable by the Acquiring Fund, except to the extent provided in Section 180.0622(2)(b) of the Wisconsin Statutes (which is summarized in Section 4.16 of this Agreement), or any successor provision, and the Acquiring Fund Shares to be delivered to the Acquired Fund, as provided for by this Agreement, are duly authorized and upon delivery pursuant to the terms of this Agreement will be validly issued, fully paid and non-assessable by the Acquiring Fund, except to the extent provided in
Section 180.0622(2)(b) of the Wisconsin Statutes (which is summarized in Section
4.16 of this Agreement), or any successor provision, and to such counsel's knowledge, no shareholder of the Acquiring Fund has any option, warrant, or preemptive right to subscription or purchase in respect thereof; (c) this Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and represents a valid and binding contract of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to the exercise of judicial discretion in accordance with general principles of Corporation, whether in a proceeding at law or in Corporation; provided, however, that no opinion need be expressed with respect to provisions of this Agreement relating to indemnification; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Amended and Restated Articles of Incorporation or By-Laws of Corporation or any material agreement known to such counsel to which the Acquiring Fund is a party or by which it is bound; (e) to the knowledge of such counsel, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation, by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those statutes, and such as may be required by state securities laws, rules and regulations; and (f) Corporation is registered as an investment company under the 1940 Act and the Acquiring Fund is a separate series thereof and such registration with the SEC as an investment company under the 1940 Act is in full force and effect. Such opinion: (a) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness, or fairness of any portion of the Form N-14 Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to the Acquiring Fund with certain of its officers and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Form N-14 Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Acquiring Fund, the Form N-14 Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (b) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or information relating to the Acquiring Fund contained or incorporated by reference in the Form N-14 Registration Statement or any exhibits or attachments to the text thereof; (c) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to the Acquired Fund; and (d) shall state that such opinion is solely for the benefit of the Acquired Fund and the Corporation's Board of Directors and officers.

                   7.7 The Acquired Fund shall have received an opinion of counsel regarding the transaction addressed to the Funds in form reasonably satisfactory to them and dated as of the Closing Date, with respect to the matters specified in Section 8.9 hereof.

                   7.8 The Form N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness shall have been instituted, or to the knowledge of the Funds, contemplated by the SEC.

                   7.9 The parties shall have received: a memorandum, in form reasonably satisfactory to each of them, prepared by counsel regarding the transaction or another person approved by the parties containing assurance reasonably satisfactory to them that all authorizations or approvals necessary under state securities laws to consummate the transactions contemplated herein have been obtained.

                   7.10 No action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

                   7.11 The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

                   7.12 The Acquired Fund shall have received from the Acquiring Fund all such documents, including but not limited to, checks, share certificates, if any, and receipts, which the Acquired Fund or its counsel may reasonably request.

                   7.13 The Acquiring Fund shall have furnished the Acquired Fund on the Closing Date with a certificate or certificates of any of its Vice Presidents and/or Treasurer or Assistant Treasurer of the Corporation dated as of said date to the effect that: (a) the Acquiring Fund has no plan or intention to reacquire any of the Acquiring Fund Shares to be issued in the Reorganization, except in the ordinary course of business; (b) the Acquiring Fund has no plan or intention to sell or otherwise dispose of any of the assets of the Acquired Fund acquired in the Reorganization, except for dispositions made in the ordinary course of business or transfers described in Section 368(a)(2)(C) of the Code; and (c) following the Closing, the Acquiring Fund will continue the historic business of the Acquired Fund or use a significant portion of the Acquired Fund's assets in a business.

                   7.14 SCM, in its capacity as transfer agent for the Acquiring Fund, shall issue and deliver to any of the Vice Presidents of the Corporation with respect to the Acquired Fund a confirmation statement evidencing the Acquiring Fund Shares to be credited at the Closing Date or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the accounts of each of the Acquired Fund Shareholders on the books of the Acquiring Fund.

                   7.15  SCM  shall   have  paid  or  waived  all  of  the  then
outstanding unamortized organizational expenses of the Acquired Fund then reflected on its books and records.

                   7.16 At the Closing Date, the registration of the Corporation with the Commission as an investment company under the 1940 Act and the Acquiring Fund as a series thereof will be in full force and effect.

 8.     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE  ACQUIRING FUND

         The obligations of the Acquiring Fund hereunder shall be subject to the following conditions precedent provided, however, that the Acquiring Fund may, at its option, waive compliance with any conditions precedent other than those in Sections 8.1, 8.11 and 8.14:

                   8.1 This Agreement and the transactions contemplated by this Agreement, and the proposed amendment to the Corporation's Amended and Restated Articles of Incorporation described in Section 6.2 of this Agreement shall have been approved by the Board of Directors of the Corporation and the Acquired Fund Shareholders in the manner required by the Corporation's Amended and Restated Articles of Incorporation and By-Laws and applicable law.

                   8.2 The Acquired Fund shall have furnished the Acquiring Fund with the Statement of Assets and Liabilities of the Acquired Fund, with values determined as provided in Section 2 of this Agreement, with their respective dates of acquisition and tax costs, all as of the Closing Date, certified on the Acquired Fund's behalf by its Treasurer or Assistant Treasurer. The Statement of Assets and Liabilities shall list all of the securities owned by the Acquired Fund as of the Closing Date and a final statement of assets and liabilities of the Acquired Fund prepared in accordance with GAAP consistently applied.

                   8.3 As of the Closing Date, there shall have been no material adverse change in the financial position, assets, or liabilities of the Acquired Fund since the dates of the financial statements referred to in Section 4.6 of this Agreement. For purposes of this Section 8.3, a decline in the value of the Acquired Fund Net Assets due to the effect of normal market conditions on liquid securities shall not constitute a material adverse change.

                   8.4 All representations and warranties of Corporation or the Acquired Fund made in this Agreement, except as they may be affected by the transactions contemplated by this Agreement, shall be true and correct in all material respects as if made at and as of the Closing Date.

                   8.5 The Corporation and the Acquired Fund shall have performed and complied in all material respects with their obligations, agreements, and covenants required by this Agreement to be performed or complied with by each of them prior to or at the Closing Date.

                   8.6 The Acquired Fund shall have furnished the Acquiring Fund at the Closing Date with a certificate or certificates of any of its Vice Presidents and/or Treasurer, dated as of the Closing Date, to the effect that the conditions precedent set forth in Sections 8.1, 8.3, 8.4, 8.5, 8.13, 8.15 and 8.18 hereof have been fulfilled.

                   8.7 The Acquired Fund shall have duly executed and delivered to the Acquiring Fund (a) bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as the Acquiring Fund may deem necessary or desirable to transfer all of the Acquired Fund's right, title, and interest in and to the Acquired Fund Net Assets, and (b) all such other documents, including but not limited to, checks, share certificates, if any, and receipts, which the Acquiring Fund may reasonably request. Such assets of the Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

                   8.8 The Acquiring Fund shall have received a legal opinion or opinions from counsel, in form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that: (a) the Acquired Fund is a duly organized series of the Corporation, which is a Wisconsin corporation duly organized and validly existing under the laws of the State of Wisconsin; (b) the shares of the Acquired Fund issued and outstanding at the Closing Date are duly authorized, validly issued, fully paid and non-assessable by the Acquired Fund, except to the extent provided in Section 180.0622(2)(b) of the Wisconsin
Statutes (which is summarized in Section 4.16 of this Agreement), or any successor provision; (c) this Agreement and the Transfer Documents have been duly authorized, executed, and delivered by the Acquired Fund and represent valid and binding contracts of the Acquired Fund, enforceable in accordance with their terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to the exercise of judicial discretion in accordance with general principles of Corporation, whether in a proceeding at law or in Corporation; provided, however, that no opinion need be expressed with respect to provisions of this Agreement relating to indemnification; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Amended and Restated Articles of Incorporation or By-laws of Corporation or any material agreement known to such counsel to which the Acquired Fund is a party or by which it is bound; (e) to the knowledge of such counsel, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those statutes, and such as may be required under state securities laws, rules, and regulations; and (f) Corporation is registered as an investment company under the 1940 Act and the Acquired Fund is a separate series thereof and such registration with the SEC is in full force and effect. Such opinion: (a) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness, or fairness of any portion of the Form N-14 Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to the Acquired Fund with certain of its officers and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Form N-14 Registration Statement, and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Acquired Fund, the Form N-14 Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; (b) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or any information relating to the Acquired Fund contained or incorporated by reference in the Form N-14 Registration Statement; (c) may rely upon the opinion of other counsel to the extent set forth in the opinion, provided such other counsel is reasonably acceptable to the Acquiring Fund; and
(d) shall state that such opinion is solely for the benefit of the Acquiring Fund and its Board of Directors and officers.

                   8.9 The Acquiring Fund shall have received a legal opinion or opinions of counsel, addressed to the Funds and in form reasonably satisfactory to them, and dated as of the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund constitute a tax-free reorganization for federal income tax purposes. The delivery of such opinion or opinions is conditioned upon receipt by counsel of all necessary representations that it shall request of the Acquired Fund and Acquiring Fund.

                   8.10 The property and assets to be transferred to the Acquiring Fund under this Agreement shall include no assets which the Acquiring Fund may not properly acquire.

                   8.11 The Form N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Funds, contemplated by the SEC.

                   8.12 The parties shall have received: a memorandum, in form reasonably satisfactory to each of them, prepared by counsel to the Acquiring Fund or another person approved by the parties containing assurance reasonably satisfactory to them that all authorizations and other approvals necessary under state securities laws to consummate the transactions contemplated by this Agreement have been obtained.

                   8.13 No action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

                   8.14 The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under
Section 25(c) of the 1940 Act.

                   8.15 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment company income, if any, for each taxable period or year ending prior to the Closing Date and for the periods from the end of each such taxable period or year to and including the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in each taxable period or year ending prior to the Closing Date and in the periods from the end of each such taxable period or year to and including the Closing Date.

                   8.16 The Acquired Fund shall have furnished the Acquiring Fund at the Closing Date with a certificate or certificates of any of its Vice Presidents and/or Treasurer dated as of said date to the effect that: (a) the Acquired Fund will tender for acquisition by the Acquiring Fund its assets consisting of at least ninety percent (90%) of the fair market value of the Acquired Fund's net assets and at least seventy percent (70%) of the fair market value of its gross assets immediately prior to the Closing Date. For purposes of this certification, all of the following shall be considered as assets of the Acquired Fund held immediately prior to the Closing Date: (i) amounts used by the Acquired Fund to pay its expenses in connection with the transactions contemplated hereby or retained by the Acquired Fund to pay its liabilities; and
(ii) all amounts used to make redemptions of or distributions on the Acquired Fund Shares (except for redemptions in the ordinary course of its business as required by Section 22(e) of the 1940 Act pursuant to a demand for redemption by an Acquired Fund Shareholder and not in connection with the Reorganization, and distributions of net investment income and net capital gains in the ordinary course to maintain its status and avoid Fund-level taxes); (b) the Acquired Fund will distribute to Acquired Fund Shareholders in complete liquidation of the Acquired Fund the Acquiring Fund Shares that it will receive in the transactions contemplated hereby on or as promptly as practicable after the Closing Date and in pursuance of the plan contemplated by this Agreement and having made such distributions will take all necessary steps to liquidate and terminate the Acquired Fund as a series of Corporation; and (c) with respect to the Acquired Fund, there is no current plan or intention of any of its shareholders who own five percent (5%) or more of the Acquired Fund Shares, and to the best of the Acquired Fund's knowledge, there is no current plan or intention on the part of the remaining shareholders of the Acquired Fund to sell, exchange, or otherwise dispose of a number of shares of the Acquiring Fund received in the Reorganization that would reduce the ownership of the Acquired Fund Shareholder of Acquiring Fund Shares to a number of shares having a value, as of the Closing Date, of less than fifty percent (50%) of the value of all of the formerly outstanding Acquired Fund Shares as of the Closing Date. For purposes of this certification, (i) Acquired Fund Shares surrendered by dissenters will be treated as outstanding Acquired Fund Shares at the Closing Date; and (ii) Acquired Fund Shares and the Acquiring Fund Shares held by Acquired Fund Shareholders and otherwise sold, redeemed, or disposed of prior to or subsequent to the Reorganization, will be taken into account, except for redemptions of Acquired Fund Shares or Acquiring Fund Shares occurring in the ordinary course of the respective business of the Funds as series of open-end investment companies, as required by Section 22(e) of the 1940 Act, and not in connection with the Reorganization.

                   8.17 SCM, in its capacity as transfer agent for the Acquired Fund, shall have furnished to the Acquiring Fund immediately prior to the Closing Date a list of the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such shareholder as of the close of regular trading on the NYSE on the Closing Date, certified on behalf of the Acquired Fund by any of its Vice Presidents.

                    8.18 At the Closing Date, the registration of the Acquired Fund with the SEC as an investment company under the 1940 Act shall be in full force and effect.

 9.     FINDER'S FEES AND OTHER EXPENSES

                   9.1 Each Fund represents and warrants to the other that there is no person or entity entitled to receive any finder's fees or other similar fees or commission payments in connection with the transactions provided for herein.

                   9.2 Each Fund shall be liable solely for its own expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Any such expenses that are so borne by each Fund shall be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187.

 10.    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

                   10.1 The Funds and Corporation agree that neither party has made any representation, warranty, or covenant not set forth herein or referred to in Sections 4 and 5 of this Agreement, and that this Agreement constitutes the entire agreement between the Funds and supersedes any and all prior agreements, arrangements, and undertakings relating to the matters provided for herein.

                   10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder for a period of three years following the Closing Date. In the event of a breach by the Acquired Fund of any such representation, warranty, or covenant, the Acquired Fund, until the time of its liquidation and termination as a series of the Corporation, and SCM jointly and severally shall be liable to the Acquiring Fund for any such breach.

 11.    TERMINATION

                   11.1 This Agreement may be terminated by the mutual agreement of the Funds. In addition, either Fund may at its option terminate this Agreement at or prior to the Closing Date because of:

                  11.1(a)  a   material   breach  by  the  other   Fund  of  any
         representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

                  11.1(b) a condition precedent to the obligations of either Fund which the Corporation's Board of Directors determines has not been met and which reasonably appears will not or cannot be met.

                  11.1(c) a determination by the Board of Directors of the Corporation that the Reorganization, either as a whole or with respect to any Fund, will not be in the best interest of the Corporation, any of Corporation's series, or its shareholders.

                   11.2 In the event of any such termination, there shall be no liability for damages on the part of either Fund, or the Corporation's Boards of Directors or officers, but each shall bear its expenses incidental to the preparation and carrying out of this Agreement.

 12.    INDEMNIFICATION

                   12.1 The Acquiring Fund shall indemnify, defend, and hold harmless the Acquired Fund, Corporation's Board of Directors, officers, trustees, employees, and agents (collectively "Acquired Fund Indemnified
Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits, or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties and including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit, or proceeding, or threatened third party claim, suit, action, or proceeding, made with the consent of the Acquiring Fund, arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC, or any exemptive application ("Application") prepared by the Acquiring Fund with any regulatory agency in connection with the transactions contemplated by this Agreement under the securities laws thereof; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the Acquiring Fund shall only be liable in such case to the extent that any such loss, claim, demand, liability, or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about the Acquiring Fund or the transactions contemplated by this Agreement made in the Form N-14 Registration Statement or any Application.

                   12.2 The Acquired Fund, until the time of its liquidation and termination as a series of Corporation, and SCM on a joint and several basis shall indemnify, defend, and hold harmless the Acquiring Fund, Corporation's Board of Directors, officers, employees and agents ("Acquiring Fund Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits, or proceedings, whether or not resulting in any liability to such Acquiring Fund Indemnified Parties and including amounts paid by any one or more of the Acquiring Fund Indemnified Parties in a compromise or settlement of any such claim, suit, action, or proceeding, made with the consent of the Acquired Fund (if it still exists) or Strong Funds Distributors, Inc. ("SFD"), arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC or any Application; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein and necessary to make the statements therein not misleading; provided, however, that the Acquired Fund and SFD shall only be liable in such case to the extent that any such loss, claim, demand, liability, or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about the Acquired Fund or about the transactions contemplated by this Agreement made in the Form N-14 Registration Statement or any Application.

                   12.3 A party seeking indemnification hereunder is hereinafter called the "indemnified party" and the party from whom the indemnified party is seeking indemnification hereunder is hereinafter called the "indemnifying party." Each indemnified party shall notify the indemnifying party in writing within ten (10) days of the receipt by such indemnified party of any notice of legal process of any suit brought against or claim made against such indemnified party as to any matters covered by this Section, but the failure to notify the indemnifying party shall not relieve the indemnifying party from any liability which it may have to any indemnified party otherwise than under this Section. The indemnifying party shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this Section, or, if it so elects, to assume at its own expense the defense thereof with reasonably counsel satisfactory to the indemnified parties; provided, however, if the defendants in any such action include both the indemnifying party and any indemnified party and the indemnified party shall have reasonably concluded that there may be legal defenses available to it which are different from or additional to those available to the indemnifying party, the indemnified party shall have the right to select separate counsel to assume such legal defense and to otherwise participate in the defense of such action on behalf of such indemnified party.

                  Upon receipt of notice from the indemnifying party to the indemnified parties of the election by the indemnifying party to assume the defense of such action, the indemnifying party shall not be liable to such indemnified parties under this Section for any legal or other expenses subsequently incurred by such indemnified parties in connection with the defense thereof unless (i) the indemnified parties shall have employed such counsel in connection with the assumption of legal defenses in accordance with the provision of the immediately preceding sentence (it being understood, however, that the indemnifying party shall not be liable for the expenses of more than one separate counsel), (ii) the indemnifying party does not employ counsel reasonably satisfactory to the indemnified parties to represent the indemnified parties within a reasonable time after notice of commencement of the action, or
(iii) the indemnifying party has authorized the employment of counsel for the indemnified parties at its expenses.

                    12.4 This Section shall survive the termination of this Agreement and for a period of three (3) years following the Closing Date.

 13.    LIABILITY OF THE FUNDS

          13.1 Each party acknowledges and agrees that: (a) all obligations of the Acquiring Fund under this Agreement are binding only with respect to the Acquiring Fund; (b) any liability of the Acquiring Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Fund; and (c) no other series of the Corporation shall be liable with respect to this Agreement or in connection with the transactions contemplated herein.

         Each party acknowledges and agrees that: (a) all obligations of the Acquired Fund under this Agreement are binding only with respect to the Acquired Fund; and (b) any liability of the Acquired Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquired Fund.

 14.    AMENDMENTS

         This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that following the Special Meeting of Acquired Fund Shareholders called by the Board of Directors of Corporation pursuant to Section
6.2 hereof, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval, provided that nothing contained in this Section 13 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date or any other provision of this Agreement (to the fullest extent permitted by law).

 15.    NOTICES

         Any notice, report, statement, or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice or communication at 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051, or such other address as may hereafter be furnished in writing by notice similarly given by one party to the other.

 16.    FAILURE TO ENFORCE

         The failure of any party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof as the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

 17.    HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

                   17.1 The article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

                    17.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

                    17.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Wisconsin.

                   17.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

                   17.5 It is expressly understood and agreed that the obligations of the Acquired Fund and the Acquiring Fund under this Agreement, including but not limited to any liability as a result of the breach of any of their respective representations and warranties, are not binding on their respective Board of Directors, shareholders, nominees, officers, agents, or employees individually, but bind only the respective assets of the Acquiring Fund and the Acquired Fund.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Vice President and its seal to be affixed thereto and attested by its Secretary.

Attest:                       STRONG EQUITY FUNDS, INC. on behalf
                              of STRONG GROWTH FUND


                             By:__________________________________________



Attest:                      STRONG EQUITY FUNDS, INC. on behalf
                             of STRONG SMALL CAP FUND


                             By:__________________________________________


          Strong Capital Management, Inc. hereby joins in this Agreement with respect to and agrees to the matters described in Sections 10.2 and 12.2.

Attest:                      STRONG CAPITAL MANAGEMENT, INC.


                             By:__________________________________________


          Strong Funds Distributors, Inc. hereby joins in this Agreement with respect to and agrees to the matters described in Sections 12.2.

Attest:                      STRONG FUNDS DISTRIBUTORS, INC.


                             By:__________________________________________

                                    EXHIBIT B

                    ADVISOR'S INVESTMENT REVIEW OF THE FUNDS


THE STRONG GROWTH FUND

WHILE WE ARE CAUTIOUS OVER THE NEAR TERM, WE REMAIN BULLISH FOR THE LONG RUN.

The Strong Growth Fund seeks capital growth. The Fund invests primarily in equity securities that the Fund's Advisor believes have above-average growth prospects. The Fund is able to invest in any company regardless of size.

For the year ended December 31, 1997, the Strong Growth Fund generated a positive total return of 19.05% by maintaining a primarily mid-to-small-cap portfolio of promising growth stocks.


                                ASSET ALLOCATION

                       Based on net assets as of 12-31-97
                                   [PIE CHART]

                                  Stocks           89.8%
                          Short-Term Investments   10.2%


The S&P 500 Index,* a broad stock market index and benchmark, finished the year with a 33.36% total return. We believe this difference in performance can be primarily attributed to an investor preference for very large companies which were not heavily represented in our portfolio. Illustrating the strength of large caps is the fact that the average performance of the top 50 companies in terms of market capitalization size in the S&P 500 was 35.29% for 1997 vs. the average for the remaining 450 stocks which was only 19.7% for the year.

                                TOP FIVE SECTORS

                                 As of 12-31-97

Sector                                                        % of Net Assets

Technology                                                             20.2%

Financial                                                              14.9%

Healthcare                                                             13.4%

Retail                                                                 12.6%

Consumer Cyclical                                                      10.1%


Please see the Schedule of Investments in Securities for a complete listing of the Fund's portfolio.

SEEKING GROWTH OPPORTUNITIES IN A CHALLENGING MARKET


The strong performance of large-cap equities early in the year was followed by a brief correction in March and early April, and then followed by a market rebound to new highs in the second quarter. Even though large-cap stocks led this rebound, there was a gradual broadening out to small- and mid-cap issues later in the quarter which favored this Fund's portfolio.

Also, in the second quarter, when it appeared that the Fed would not raise interest rates any further, we used our modest cash reserves and boosted the Fund's weightings in higher-growth technology and health care stocks. We also added to our current positions in retail and media stocks, which typically benefit from high levels of employment and consumer confidence. At the same time, we pared back our positions in financial stocks to their market weightings after their big run-up in the first quarter.

The Strong Growth Fund narrowly outperformed the S&P 500 Index during the second quarter with a quarterly return of 17.70% vs. 17.46%. And, as the broadening of the market increased in the third quarter, the Fund's small- to mid-cap focus continued to generate strong results. The specific sectors which did well--and where the Fund was overweighted--were those of energy, technology, and consumer cyclicals.

In October, the world's major markets were forced to deal with concerns over the economies in Southeast Asia. Those concerns eventually halted the summer rally in small- and mid-cap stocks, and money flowed into the perceived safety of U.S. bonds and larger-cap stocks, such as utilities, telephones, drugs and consumer staples. As a result, the S&P 500 Index had an up quarter, while small- and mid-cap stocks, the Fund's primary focus, came under heavy selling pressure. This led to the Fund's underperformance in the fourth quarter.

                              FIVE LARGEST HOLDINGS
                                       As of 12-31-97
SECURITY                                   INDUSTRY              % OF NET ASSETS
Kohl's Corporation                        Retail-Department Store       2.3%
Cendant Corporation                       Retail-Specialty              2.3%
Chancellor Media Corporation              Media-Radio/TV                2.0%
Travelers Group, Inc.                     Insurance-diversified         1.9%
Schlumberger, Ltd.                        Oil Well Equipment and Service1.8%

Please see the Schedule of Investments in Securities for a complete listing of the Fund's portfolio.

Specifically, while the Fund had previously sold its holdings in companies with any significant Southeast Asian exposure early in the third quarter, the portfolio was negatively impacted in the fourth quarter by the sell-off in most of the technology and energy stocks. Overall, domestic-oriented groups, such as media, regional banks, and retailers, were the top performers in the fourth quarter.

A FOCUS ON FUNDAMENTALS GOING FORWARD

In our opinion, the market could remain in a set trading range over the next six months until the full effects of the Asian crisis are understood, and we are likely to see continued volatility in the meantime. Inflation and interest rates should remain low as the economy and earnings show signs of slowing, and should produce a better climate for investing in companies with solid assured earnings growth.

Therefore, we will continue to pay strict attention to the fundamentals and valuations of the companies in which we invest. While we are cautious over the near term, we remain bullish for the long run. As always, it is our belief that outstanding companies with superior earnings and revenue growth will outperform the market over time.

Thank you for your investment in the Strong Growth Fund. We appreciate the opportunity to serve you, and look forward to helping you pursue your important financial goals in the years ahead.

Sincerely,


/s/ Ronald C. Ognar
Ronald C. Ognar
Portfolio Manager

[PHOTO OF RONALD C. OGNAR]

                     GROWTH OF AN ASSUMED $10,000 INVESTMENT
                            From 12-31-93 to 12-31-97

               The Strong                              Lipper Growth
               Growth Fund       S&P 500 Index*        Funds Index*
12-93             10,000             10,000                10,000
12-94             11,727             10,132                 9,843
12-95             16,535             13,940                13,057
12-96             19,763             17,140                15,339
12-97             23,528             22,859                19,645

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard & Poor's 500 Stock Index ("S&P 500") and the Lipper Growth Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                          AVERAGE ANNUAL TOTAL RETURNS
                                 As of 12-31-97

                                  1-Year                      19.05%
                                  3-Year                      26.13%
                              Since Inception                 23.85%
                               (on 12-31-93)

-------------------------------------------------------------------------------
* The S& P 500 is an unmanaged index generally representative of the U.S. stock market, without regard to company size. The Lipper Growth Funds Index is an equally-weighted performance index of the largest qualifying funds in this Lipper category. Source of the S&P index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Analytical Services, Inc.

                                    EXHIBIT C

                                FORM OF AMENDMENT
                                       TO
                 AMENDED AND RESTATED ARTICLES OF INCORPORATION
                                       OF
                            STRONG EQUITY FUNDS, INC.


         The undersigned Secretary of Strong Equity Funds, Inc. (the "Corporation"), hereby certifies that, in accordance with Section 180.1003 of the Wisconsin Statutes, the following Amendment was duly adopted by the Board of Directors of the Corporation on July 24, 1998 and approved by the shareholders of Strong Small Cap Fund, a class of Common Stock of the Corporation, on October [ ], 1998 in order to eliminate the Strong Small Cap Fund as a series of the Corporation in connection with a reorganization effected pursuant to the terms of the Agreement and Plan of Reorganization, attached hereto as Exhibit A (the "Agreement") between the Corporation, on behalf of Strong Small Cap Fund, and the Corporation, on behalf of Strong Growth Fund, another class of Common Stock of the Corporation:

         1. Paragraph A of Article IV is hereby amended by deleting Paragraph A thereof and inserting the following as a new paragraph:

         "A. The Corporation shall have the authority to issue an indefinite number of shares of Common Stock with a par value of $.00001 per share. Subject to the following paragraph the authorized shares are classified as follows:

                             Class                   Authorized Number of Shares
                            -----                    ---------------------------
                          Strong Growth Fund                Indefinite
                          Strong Value Fund                 Indefinite
                          Strong Mid Cap Fund               Indefinite
                          Strong Index 500 Fund             Indefinite
                          Strong Growth 20 Fund             Indefinite
                          Strong Small Cap Value Fund       Indefinite
                          Strong Dow 30 Value Fund          Indefinite
                          Strong Strategic Growth Fund      Indefinite"

         2. Article IV is hereby amended by adding a new Paragraph, labeled Paragraph J, and inserting the following language:

          "J. On the Closing Date (as defined in the Agreement) of the reorganization involving Strong Small Cap Fund and Strong Growth Fund, each outstanding share of Strong Small Cap Fund shall be deemed canceled and restored to the status of authorized but unissued shares of the Corporation, and shall be automatically converted into the right to receive shares of Strong Growth Fund in accordance with the terms of the Agreement. Certificates representing shares of Strong Small Cap Fund shall be surrendered at the time and in the manner set forth in the Agreement. Any such certificates that remain outstanding on the Closing Date shall be deemed to be automatically canceled, and shares represented by such certificates shall be restored to the status of authorized but unissued shares, and shall be automatically converted as noted above."

         3. The Amendment herein certified shall become effective on the date it is received for filing by the Department of Financial Institutions.

         Executed in duplicate this 30th day of October, 1998.

                                                  STRONG EQUITY FUNDS, INC.


                                                  By:  ___________________
                                                       Stephen J. Shenkenberg


This instrument was drafted by:

John S. Weitzer
Strong Capital Management, Inc.
100 Heritage Reserve
Menomonee Falls, WI  53202

                            STRONG EQUITY FUNDS, INC.
                              STRONG SMALL CAP FUND
                               STRONG GROWTH FUND

                                  P.O. Box 2936
                           Milwaukee, Wisconsin 53201

                       STATEMENT OF ADDITIONAL INFORMATION

                    (1998 Special Meeting of Shareholders of
                             Strong Small Cap Fund)


         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus (the "Proxy Statement"), dated September 4, 1998, for the Special Meeting of Shareholders of the Strong Small Cap Fund (the "Small Cap Fund") to be held on October 29, 1998. Copies of the Proxy Statement may be obtained at no charge by writing the Small Cap Fund at the address shown above or by calling 1-800-368-0930.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement.

         Further information about each Fund is contained in and incorporated by reference to the Statement of Additional Information for each Fund dated May 1, 1998, and the Funds' Annual Report to Shareholders, dated December 31, 1997, all of which are included herewith. Each of the aforementioned documents may be obtained without charge by writing to the address shown above or by calling 1-800-368-0930.

         The date of this Statement of Additional Information is September 4, 1998.

GENERAL INFORMATION

         The shareholders of the Small Cap Fund are being asked to approve or disapprove the Reorganization Agreement dated July 24, 1998, by and among the Corporation, on behalf of the Small Cap Fund and the Growth Fund, and, with respect to certain matters, the Advisor, and the transactions contemplated thereby. The Reorganization Agreement contemplates the transfer of substantially all of the property and assets of the Small Cap Fund in exchange for Growth Fund Shares. Following the exchange, the Small Cap Fund will make a liquidating distribution of the Growth Fund Shares to the Small Cap Fund's shareholders, such that a Small Cap Fund shareholder at the Closing Date will receive full and fractional Growth Fund Shares having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Small Cap Fund Shares. In connection with the Reorganization, Corporation's Articles of Incorporation will be amended (a) to cancel all of the Small Cap Fund's outstanding shares and to convert them into rights to receive Growth Fund Shares, in accordance with the Reorganization Agreement and (b) to eliminate the Small Cap Fund as a series of the Corporation.

         A Special Meeting of Shareholders of the Small Cap Fund to consider the Reorganization Agreement and the transactions contemplated thereby will be held at 100 Heritage Reserve, Menomonee Falls, Wisconsin, on Thursday, October 29, 1998, at 8:00 a.m. Central Time, or at such other location, date, or time as may be selected by the Chairman of the Board or the President of the Corporation, or at any adjournment thereof. For further information about the transaction, see the Proxy Statement.

PART C.   OTHER INFORMATION

         Item 15. Indemnification

         Officers and directors are insured under a joint errors and omissions insurance policy underwritten by American International Group and Great American Insurance Company in the aggregate amount of $100,000,000, subject to certain deductions. Pursuant to authority of Wisconsin Business Corporation Law, ("WBCL") Article VII of Registrant's Bylaws provides as follows:

         Article VII.      Indemnification of Officers and Directors

         Section 7.01. Mandatory Indemnification. The corporation shall indemnify, to the full extent permitted by the WBCL, as in effect from time to time, the persons described in Sections 180.0850 through
         180.0859 (or any successor provisions) of the WBCL or other provisions of the law of the State of Wisconsin relating to indemnification of directors and officers, as in effect from time to time. The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

         Section 7.02. Permissive Supplementary Benefits. The Corporation may, but shall not be required to, supplement the right of indemnification under Section 7.01 of (a) the purchase of insurance on behalf of any one or more of such persons, whether or not the Corporation would be obligated to indemnify such persons under Section 7.01; (b) individual or group indemnification agreements with any one or more such persons; and (c) advances for related expenses of such a person.

         Section 7.03. Amendment. This Article VII may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

         Section 7.04. Investment Company Act. In no event shall the Corporation indemnify any person hereunder in contravention of any provision of the Investment Company Act.

         Item 16.  Exhibits

(1)      Amended and Restated Articles of Incorporation dated July 31, 1996 (4)

(1.1) Amendment to Amended and Restated Articles of Incorporation dated October 22, 1996 (5)

(1.2) Amendment to Amended and Restated Articles of Incorporation dated April 4, 1997 (7)

(1.3) Amendment to Amended and Restated Articles of Incorporation dated June 24, 1997 (8)

(1.4) Amendment to Amended and Restated Articles of Incorporation dated December 9, 1997 (9)

(1.5)    Amendment to Amended and Articles of Incorporation dated May 4,1998(11)

(2)      Restated Bylaws of Registrant, dated October 20, 1995 (2)

(3)      None

(4) Agreement and Plan of Reorganization. (See Exhibit A to the Combined Proxy Statement and Prospectus)

(5)      Specimen copy of stock certificate (1)

(6)(a)   Investment Advisory Agreement (1)

(7)      Distribution Agreement (1)

(8)      None

(9)      (a.1)    Custody Agreement with Firstar (Growth, Value, Small Cap,
                  Mid Cap, Growth 20, and Strategic Growth Funds) (3)

         (a.2) Global Custody Agreement with Brown Brothers Harriman & Co. (Growth, Small Cap, Mid Cap, Growth 20, and Strategic
                  Growth Funds) (3)

(10)     None

(11) Opinion of Counsel that shares of Registrant are validly issued, fully paid, and non-assessable (including consent of such firm)

(12) Form of Opinion of Counsel as to tax matters and consequences to shareholders (including consent of such firm)

(13)     Shareholder Servicing Agent Agreement (2)

(14)     Consent of Independent Accountants

(15)     None

(16)     Power of Attorney

(17)     (a)  Form of Proxy

         (b) Prospectus and Statement of Additional Information of the Strong Equity Fund, Inc., dated May 1, 1998, incorporated herein by reference (10)


         (c) Proposed Amendment to Amended and Restated Articles of Incorporation of the Strong Equity Funds, Inc. (See Exhibit C to the Combined Proxy Statement and Prospectus)

Key to Exhibit Reference Numbers

(1) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed on or about December 15, 1995

(2) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on or about April 25, 1996

(3) Incorporated herein by reference to the Post-Effective Amendment No. 7 to Registration Statement on Form N-1A filed on or about July 30, 1996

(4) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on or about October 17, 1996

(5) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed on or about December 30, 1996

(6) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on or about February 14, 1997

(7) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed on or about April 25, 1997

(8) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on or about June 27, 1997

(9) Incorporated herein by reference to Post-Effective Amendment No. 16 to the registration Statement on Form N-1A filed on or about December 24, 1997

(10) Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on or about April 29, 1998

(11) Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed on or about May 4, 1998

Item 17. Undertakings

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         (4) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                    SIGNATURE

         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin on the 24th day of July, 1998.

                                            STRONG EQUITY FUNDS, INC.


                                            By:  /s/ Thomas P. Lemke
                         Thomas P. Lemke, Vice President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

         Name                               Title                                       Date

/s/ Thomas P. Lemke                         Vice President (Principal           July 24, 1998
Thomas P. Lemke                             Executive Officer)


/s/ Richard S. Strong                       Chairman of the Board               July 24, 1998
Richard S. Strong                           and a Director


/s/ John A. Flanagan                        Treasurer (Principal                July 24, 1998
John A. Flanagan                            Financial and
                                            Accounting Officer)

Marvin E. Nevins*                           Director                            July 24, 1998
Marvin E. Nevins

Willie D. Davis*                            Director                            July 24, 1998
Willie D. Davis

William F. Vogt*                            Director                            July 24, 1998
William F. Vogt

Stanley Kritzik*                            Director                            July 24, 1998
Stanley Kritzik

*John S. Weitzer signs this document on behalf of each director marked with an asterisk pursuant to powers of attorney filed as Exhibit 16 to this Registration Statement.

                                                    By:  /s/ John S. Weitzer
                                                            John S. Weitzer


                                  EXHIBIT INDEX

Exhibit No.                         Description                                 Page No.

(11)                                Opinion of Counsel that shares of
                                    Registrant are validly issued, fully
                                    paid and non-assessable (including
                                    consent of such firm)

(12)                                Form of Opinion of Counsel as to
                                    tax matters and consequences to
                                    shareholders (including consent of such firm.)

(14)                                Consent of Independent Accountants

(16)                                Power of Attorney

(17)(a)                             Form of Proxy

